TABLE OF CONTENTS

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-3
Statements of Operations	SA-8
Statements of Changes in Net Assets	SA-13
Notes to Financial Statements	SA-27
Report of Independent Registered Public Accounting Firm	SA-40

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS

DECEMBER 31, 2025

Each variable account invests in shares of the corresponding portfolio (with the same name). The shares owned and value of investments as of December 31, 2025; and the cost of purchases and proceeds from sales of investments for the year ended December 31, 2025, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Core Income Class I *	817	$10,743	$1,726	$647
Diversified Bond Class I *	32,058	353,681	23,276	6,404
Floating Rate Income Class I *	9,296	164,796	6,960	3,878
High Yield Bond Class I *	49,680	568,148	25,686	17,682
Inflation Managed Class I *	40,907	545,601	40,459	93,361
Short Duration Bond Class I *	23,644	280,054	29,590	21,454
Total Return Class I *	87,623	1,326,034	59,591	76,516
Emerging Markets Debt Class I *	6,913	106,125	2,827	2,861
Dividend Growth Class I *	11,866	575,047	20,834	192,517
Equity Index Class I *	46,815	8,405,261	428,788	133,721
Focused Growth Class I *	6,534	567,765	2,842	114,000
Growth Class I *	10,983	981,310	14,870	54,576
Large-Cap Core Class I *	17,729	1,741,843	24,611	88,901
Large-Cap Growth Class I *	44,764	1,490,558	24,529	122,200
Large-Cap Value Class I *	35,429	1,552,539	29,733	59,494
Mid-Cap Growth Class I *	30,905	859,779	31,031	39,148
Mid-Cap Plus Bond Alpha Class I *	29,554	1,208,076	31,681	131,392
Mid-Cap Value Class I *	2,496	90,547	42,875	3,689
Small-Cap Equity Class I *	5,721	201,103	18,260	37,575
Small-Cap Growth Class I *	3,089	98,631	-	6,079
Small-Cap Index Class I *	26,833	1,081,300	43,698	108,277
Small-Cap Value Class I *	23,832	737,480	34,001	18,579
Value Class I *	14,503	388,377	5,243	11,573
Value Advantage Class I *	13,269	434,758	10,854	12,896
Emerging Markets Class I *	46,356	1,097,223	45,360	37,663
International Large-Cap Class I *	93,650	1,649,914	31,233	80,955
International Small-Cap Class I *	14,995	236,551	48,271	9,894
International Value Class I *	37,677	978,993	64,775	93,574
Health Sciences Class I *	20,609	1,572,348	105,042	197,964
Real Estate Class I *	26,785	987,095	67,196	61,499
Technology Class I *	28,966	793,164	97,270	141,582
Pacific Dynamix - Conservative Growth Class I *	371	8,937	2,438	765
Pacific Dynamix - Moderate Growth Class I *	14,007	483,928	6,146	21,884
Pacific Dynamix - Growth Class I *	15,509	661,401	6,835	323,841
Portfolio Optimization Moderate-Conservative Class I *	1,004	20,496	6,876	11,939
Portfolio Optimization Moderate Class I *	91,896	2,231,542	364,399	431,896
Portfolio Optimization Growth Class I *	161,034	4,447,463	134,529	241,569
Portfolio Optimization Aggressive-Growth Class I *	62,726	1,886,171	327,227	612,101
American Funds IS Asset Allocation Class 4	2,861	76,600	14,331	3,941
American Funds IS Growth Class 4	14,266	1,917,162	181,499	112,456
American Funds IS Growth-Income Class 4	8,170	529,154	103,192	52,642
BlackRock® 60/40 Target Allocation ETF V.I. Class I	3,628	53,918	29,646	7,064
BlackRock® Basic Value V.I. Class III	19,524	267,088	85,218	6,923
BlackRock® Global Allocation V.I. Class III	30,522	407,168	93,261	18,878
BNY Mellon VIF Appreciation Service Shares	847	27,722	7,276	422
Fidelity® VIP Contrafund® Service Class 2	40,805	2,320,194	413,037	158,474
Fidelity® VIP Freedom 2015 Portfolio℠ Service Class 2	378	4,498	373	117
Fidelity® VIP Freedom 2020 Portfolio℠ Service Class 2	62	814	9,783	31,186
Fidelity® VIP Freedom 2025 Portfolio℠ Service Class 2	912	15,559	2,294	446
Fidelity® VIP Freedom 2030 Portfolio℠ Service Class 2	1,727	30,275	4,336	1,301
Fidelity® VIP Freedom 2035 Portfolio℠ Service Class 2	179	5,340	1,073	95
Fidelity® VIP Freedom 2045 Portfolio℠ Service Class 2	1,050	31,875	2,575	523
Fidelity® VIP Government Money Market Service Class	585,806	585,806	182,060	159,758
Fidelity® VIP Growth Service Class 2	4,164	386,776	76,710	61,820

See Notes to Financial Statements	SA-1	See explanation of symbol on page SA-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS (Continued)

DECEMBER 31, 2025

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Fidelity® VIP Mid Cap Service Class 2	27,958	$983,282	$173,662	$57,606
Fidelity® VIP Value Strategies Service Class 2	5,516	89,195	12,315	2,376
Templeton Foreign VIP Class 2	20,474	332,087	32,445	7,346
Templeton Global Bond VIP Class 2 *	3,125	41,150	11,852	1,896
Invesco® V.I. EQV International Equity Series II	13,213	467,604	43,947	3,720
Invesco® V.I. Global Series II	4,334	157,341	30,879	2,946
Invesco® V.I. Main Street Small Cap Fund® Series I	219	6,260	13,230	12,198
Janus Henderson Enterprise Service Shares	2,515	184,449	29,036	7,714
Janus Henderson Overseas Service Shares	5,227	277,154	10,260	10,461
LVIP American Century Mid Cap Value Service Class	9,449	183,261	36,105	2,124
Lazard Retirement Global Dynamic Multi-Asset Service Shares	18	264	64	28
ClearBridge Variable Mid Cap - Class II	1,282	30,150	6,631	488
Lord Abbett Bond Debenture Class VC	927	9,834	2,219	1,257
Lord Abbett Developing Growth Class VC	8,067	269,670	491	46,869
Lord Abbett Fundamental Equity Class VC	869	16,500	4,503	301
Lord Abbett Total Return Class VC	5,283	75,022	20,036	31,897
M Capital Appreciation	4,274	104,850	56,208	59,676
M International Equity	16,230	286,943	24,571	21,558
M Large Cap Growth	629	18,755	5,084	807
M Large Cap Value	276	4,700	347	207
MFS® New Discovery Series - Service Class *	13,680	165,527	3,827	2,760
MFS® Utilities Series - Service Class	4,105	151,160	20,962	6,580
MFS® Value Series - Service Class	6,032	130,118	17,256	309
Neuberger Berman AMT Quality Equity Class I	1,065	45,550	10,610	3,634
PIMCO Global Managed Asset Allocation - Advisor Class	1,862	21,847	15,877	3,114
PIMCO Income - Administrative Class	566	5,862	564	437
Royce Micro-Cap Service Class	7,753	70,937	26,338	1,978
T. Rowe Price Blue Chip Growth - II	27,471	1,668,022	195,831	247,758
T. Rowe Price Equity Income - II	21,433	614,262	84,491	16,809
VanEck VIP Global Resources Initial Class	17,945	601,331	49,411	19,173

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period.

See Notes to Financial Statements	SA-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	Variable Accounts
	Core	Diversified	Floating	High Yield	Inflation	Short Duration
	Income	Bond	Rate Income	Bond	Managed	Bond
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$10,743	$353,681	$164,796	$568,148	$545,601	$280,054
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	12	-	-
Investments sold	-	-	-	-	-	-
Total Assets	10,743	353,681	164,796	568,160	545,601	280,054
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	1	-	-	1	2
Investments purchased	-	-	-	11	-	-
Total Liabilities	-	1	-	11	1	2
NET ASSETS	$10,743	$353,680	$164,796	$568,149	$545,600	$280,052
Units Outstanding	812	18,910	9,300	14,772	17,997	17,752
Accumulation Unit Value	$13.23	$18.70	$17.72	$38.46	$30.32	$15.78
Cost of Investments	$9,441	$310,237	$116,990	$270,669	$417,732	$229,558

	Total	Emerging	Dividend	Equity	Focused
	Return	Markets Debt	Growth	Index	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$1,326,034	$106,125	$575,047	$8,405,261	$567,765	$981,310
Receivables:
Due from Pacific Life & Annuity Company	6	1	60	113	-	44
Investments sold	-	-	-	-	-	-
Total Assets	1,326,040	106,126	575,107	8,405,374	567,765	981,354
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	-	3	-
Investments purchased	5	-	-	-	-	24
Total Liabilities	5	-	-	-	3	24
NET ASSETS	$1,326,035	$106,126	$575,107	$8,405,374	$567,762	$981,330
Units Outstanding	42,393	6,762	8,264	118,039	3,838	18,160
Accumulation Unit Value	$31.28	$15.69	$69.60	$71.21	$147.92	$54.04
Cost of Investments	$941,779	$67,972	$119,534	$1,704,550	$32,174	$135,334

					Mid-Cap
	Large-Cap	Large-Cap	Large-Cap	Mid-Cap	Plus Bond	Mid-Cap
	Core	Growth	Value	Growth	Alpha	Value
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$1,741,843	$1,490,558	$1,552,539	$859,779	$1,208,076	$90,547
Receivables:
Due from Pacific Life & Annuity Company	60	-	11	1	29	5
Investments sold	-	-	-	-	-	-
Total Assets	1,741,903	1,490,558	1,552,550	859,780	1,208,105	90,552
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	56	-	-	-	-
Investments purchased	-	7	4	-	-	-
Total Liabilities	-	63	4	-	-	-
NET ASSETS	$1,741,903	$1,490,495	$1,552,546	$859,780	$1,208,105	$90,552
Units Outstanding	28,073	24,063	28,362	16,935	13,397	1,278
Accumulation Unit Value	$62.05	$61.94	$54.74	$50.77	$90.18	$70.85
Cost of Investments	$253,293	$189,904	$302,602	$150,528	$268,975	$59,721

See Notes to Financial Statements	SA-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap		Value
	Equity	Growth	Index	Value	Value	Advantage
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$201,103	$98,631	$1,081,300	$737,480	$388,377	$434,758
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	43	-	62
Investments sold	-	-	-	-	-	-
Total Assets	201,103	98,631	1,081,300	737,523	388,377	434,820
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	2	4	20	-	2	-
Investments purchased	-	-	2	-	-	-
Total Liabilities	2	4	22	-	2	-
NET ASSETS	$201,101	$98,627	$1,081,278	$737,523	$388,375	$434,820
Units Outstanding	3,607	2,722	17,187	9,392	8,925	13,270
Accumulation Unit Value	$55.75	$36.23	$62.91	$78.53	$43.52	$32.77
Cost of Investments	$76,400	$18,560	$226,683	$249,619	$83,873	$201,225

	Emerging	International	International	International	Health	Real
	Markets	Large-Cap	Small-Cap	Value	Sciences	Estate
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$1,097,223	$1,649,914	$236,551	$978,993	$1,572,348	$987,095
Receivables:
Due from Pacific Life & Annuity Company	121	7	1	-	141	-
Investments sold	-	2	-	52	-	-
Total Assets	1,097,344	1,649,923	236,552	979,045	1,572,489	987,095
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	51	-	6
Investments purchased	-	-	-	-	-	-
Total Liabilities	-	-	-	51	-	6
NET ASSETS	$1,097,344	$1,649,923	$236,552	$978,994	$1,572,489	$987,089
Units Outstanding	14,399	39,999	10,065	36,666	12,091	11,849
Accumulation Unit Value	$76.21	$41.25	$23.50	$26.70	$130.06	$83.31
Cost of Investments	$343,533	$476,871	$127,160	$351,607	$148,438	$289,028

		Pacific	Pacific		Portfolio
		Dynamix -	Dynamix -	Pacific	Optimization	Portfolio
		Conservative	Moderate	Dynamix -	Moderate-	Optimization
	Technology	Growth	Growth	Growth	Conservative	Moderate
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$793,164	$8,937	$483,928	$661,401	$20,496	$2,231,542
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	-	-	-	-	-	-
Total Assets	793,164	8,937	483,928	661,401	20,496	2,231,542
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	22	-	-	1	-	78
Investments purchased	1	-	-	-	-	-
Total Liabilities	23	-	-	1	-	78
NET ASSETS	$793,141	$8,937	$483,928	$661,400	$20,496	$2,231,464
Units Outstanding	14,130	305	12,419	13,314	974	89,444
Accumulation Unit Value	$56.13	$29.31	$38.97	$49.68	$21.05	$24.95
Cost of Investments	$142,352	$7,029	$225,911	$220,072	$9,782	$1,124,248

See Notes to Financial Statements	SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
		Portfolio
	Portfolio	Optimization				BlackRock
	Optimization	Aggressive-	American Funds	American Funds	American Funds	60/40 Target
	Growth	Growth	IS Asset Allocation	IS Growth	IS Growth-Income	Allocation ETF
	Class I	Class I	Class 4	Class 4	Class 4	V.I. Class I
ASSETS
Investments in mutual funds, at value	$4,447,463	$1,886,171	$76,600	$1,917,162	$529,154	$53,918
Receivables:
Due from Pacific Life & Annuity Company	-	-	1	-	-	-
Investments sold	-	-	-	-	-	-
Total Assets	4,447,463	1,886,171	76,601	1,917,162	529,154	53,918
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	94	10	-	76	18	-
Investments purchased	-	-	-	-	-	-
Total Liabilities	94	10	-	76	18	-
NET ASSETS	$4,447,369	$1,886,161	$76,601	$1,917,086	$529,136	$53,918
Units Outstanding	157,446	61,569	1,388	16,944	7,383	2,515
Accumulation Unit Value	$28.25	$30.63	$55.19	$113.14	$71.67	$21.44
Cost of Investments	$1,536,838	$726,402	$62,317	$1,116,544	$386,784	$49,192

		BlackRock			Fidelity VIP	Fidelity VIP
	BlackRock	Global	BNY Mellon	Fidelity VIP	Freedom 2015	Freedom 2020
	Basic Value	Allocation	VIF Appreciation	Contrafund	Portfolio	Portfolio
	V.I. Class III	V.I. Class III	Service Shares	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$267,088	$407,168	$27,722	$2,320,194	$4,498	$814
Receivables:
Due from Pacific Life & Annuity Company	11	1	-	56	-	1
Investments sold	-	-	-	-	-	-
Total Assets	267,099	407,169	27,722	2,320,250	4,498	815
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	-	-	-
Investments purchased	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
NET ASSETS	$267,099	$407,169	$27,722	$2,320,250	$4,498	$815
Units Outstanding	5,859	11,100	728	25,581	182	31
Accumulation Unit Value	$45.59	$36.68	$38.10	$90.70	$24.69	$25.92
Cost of Investments	$263,069	$390,412	$28,694	$1,365,068	$4,701	$463

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2045	Government	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Portfolio	Money Market	Growth
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$15,559	$30,275	$5,340	$31,875	$585,806	$386,776
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	12	-
Investments sold	-	-	-	-	-	-
Total Assets	15,559	30,275	5,340	31,875	585,818	386,776
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1	7	1	-	-	1
Investments purchased	-	-	-	-	-	-
Total Liabilities	1	7	1	-	-	1
NET ASSETS	$15,558	$30,268	$5,339	$31,875	$585,818	$386,775
Units Outstanding	546	1,020	156	835	48,292	3,876
Accumulation Unit Value	$28.50	$29.66	$34.18	$38.16	$12.13	$99.79
Cost of Investments	$13,014	$26,448	$4,892	$22,618	$585,806	$331,401

See Notes to Financial Statements	SA-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
					Invesco V.I.
	Fidelity VIP	Fidelity VIP	Templeton	Templeton	EQV International	Invesco V.I.
	Mid Cap	Value Strategies	Foreign	Global Bond	Equity	Global
	Service Class 2	Service Class 2	VIP Class 2	VIP Class 2	Series II	Series II
ASSETS
Investments in mutual funds, at value	$983,282	$89,195	$332,087	$41,150	$467,604	$157,341
Receivables:
Due from Pacific Life & Annuity Company	-	7	1	-	-	-
Investments sold	-	-	-	-	-	-
Total Assets	983,282	89,202	332,088	41,150	467,604	157,341
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	10	-	-	-	1	14
Investments purchased	-	-	-	-	-	-
Total Liabilities	10	-	-	-	1	14
NET ASSETS	$983,272	$89,202	$332,088	$41,150	$467,603	$157,327
Units Outstanding	18,187	1,851	16,935	3,523	21,636	4,657
Accumulation Unit Value	$54.06	$48.18	$19.61	$11.68	$21.61	$33.78
Cost of Investments	$897,751	$83,190	$283,990	$39,916	$440,540	$147,920

				LVIP
	Invesco V.I.	Janus	Janus	American	Lazard Retirement	ClearBridge
	Main Street	Henderson	Henderson	Century	Global Dynamic	Variable
	Small Cap Fund	Enterprise	Overseas	Mid Cap Value	Multi-Asset	Mid Cap -
	Series I	Service Shares	Service Shares	Service Class	Service Shares	Class II
ASSETS
Investments in mutual funds, at value	$6,260	$184,449	$277,154	$183,261	$264	$30,150
Receivables:
Due from Pacific Life & Annuity Company	-	115	-	120	1	50
Investments sold	-	-	-	-	-	-
Total Assets	6,260	184,564	277,154	183,381	265	30,200
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	6	-	-	-
Investments purchased	-	-	-	-	-	-
Total Liabilities	-	-	6	-	-	-
NET ASSETS	$6,260	$184,564	$277,148	$183,381	$265	$30,200
Units Outstanding	310	2,847	13,077	4,924	15	844
Accumulation Unit Value	$20.17	$64.84	$21.19	$37.24	$18.03	$35.76
Cost of Investments	$5,768	$124,517	$163,713	$183,570	$203	$25,930

	Lord Abbett	Lord Abbett	Lord Abbett
	Bond	Developing	Fundamental	Lord Abbett
	Debenture	Growth	Equity	Total Return	M Capital	M International
	Class VC	Class VC	Class VC	Class VC	Appreciation	Equity
ASSETS
Investments in mutual funds, at value	$9,834	$269,670	$16,500	$75,022	$104,850	$286,943
Receivables:
Due from Pacific Life & Annuity Company	-	2	-	-	115	-
Investments sold	-	-	-	-	-	-
Total Assets	9,834	269,672	16,500	75,022	104,965	286,943
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	-	-	-
Investments purchased	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
NET ASSETS	$9,834	$269,672	$16,500	$75,022	$104,965	$286,943
Units Outstanding	623	6,393	412	5,845	1,229	14,192
Accumulation Unit Value	$15.80	$42.18	$40.09	$12.84	$85.40	$20.22
Cost of Investments	$9,675	$258,599	$14,273	$79,996	$97,411	$238,184

See Notes to Financial Statements	SA-6

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
			MFS	MFS	MFS	Neuberger Berman
			New Discovery	Utilities	Value	AMT Quality
	M Large Cap	M Large Cap	Series -	Series -	Series -	Equity
	Growth	Value	Service Class	Service Class	Service Class	Class I
ASSETS
Investments in mutual funds, at value	$18,755	$4,700	$165,527	$151,160	$130,118	$45,550
Receivables:
Due from Pacific Life & Annuity Company	1	-	1	-	8	-
Investments sold	-	-	-	-	-	-
Total Assets	18,756	4,700	165,528	151,160	130,126	45,550
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	2	-	-
Investments purchased	-	-	-	-	-	-
Total Liabilities	-	-	-	2	-	-
NET ASSETS	$18,756	$4,700	$165,528	$151,158	$130,126	$45,550
Units Outstanding	163	86	3,468	4,311	5,269	1,017
Accumulation Unit Value	$115.09	$54.39	$47.73	$35.06	$24.70	$44.79
Cost of Investments	$13,028	$3,160	$180,360	$99,736	$128,028	$35,286

	PIMCO
	Global Managed	PIMCO Income -	Royce	T. Rowe Price	T. Rowe Price	VanEck VIP
	Asset Allocation -	Administrative	Micro-Cap	Blue Chip	Equity	Global Resources
	Advisor Class	Class	Service Class	Growth - II	Income - II	Initial Class
ASSETS
Investments in mutual funds, at value	$21,847	$5,862	$70,937	$1,668,022	$614,262	$601,331
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	238	-	1
Investments sold	-	-	-	-	-	-
Total Assets	21,847	5,862	70,937	1,668,260	614,262	601,332
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1	-	-	-	34	-
Investments purchased	-	-	-	-	-	-
Total Liabilities	1	-	-	-	34	-
NET ASSETS	$21,846	$5,862	$70,937	$1,668,260	$614,228	$601,332
Units Outstanding	1,071	424	2,502	17,282	13,978	21,882
Accumulation Unit Value	$20.40	$13.83	$28.36	$96.53	$43.94	$27.48
Cost of Investments	$18,493	$5,517	$68,045	$672,243	$492,641	$340,511

See Notes to Financial Statements	SA-7

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
	Core	Diversified	Floating	High Yield	Inflation	Short Duration
	Income	Bond	Rate Income	Bond	Managed	Bond
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	10	(1)	56	212	12,203	117
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	10	(1)	56	212	12,203	117
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	654	24,953	9,608	38,164	29,013	13,925
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$664	$24,952	$9,664	$38,376	$41,216	$14,042

	Total	Emerging	Dividend	Equity	Focused
	Return	Markets Debt	Growth	Index	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	5,106	83	133,766	17,011	42,020	34,028
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	5,106	83	133,766	17,011	42,020	34,028
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	104,253	14,366	(44,825)	1,243,554	54,627	73,852
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$109,359	$14,449	$88,941	$1,260,565	$96,647	$107,880

					Mid-Cap
	Large-Cap	Large-Cap	Large-Cap	Mid-Cap	Plus Bond	Mid-Cap
	Core	Growth	Value	Growth	Alpha	Value
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	42,691	84,385	23,764	4,785	77,445	(51)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	42,691	84,385	23,764	4,785	77,445	(51)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	183,459	121,642	117,774	14,986	28,701	5,381
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$226,150	$206,027	$141,538	$19,771	$106,146	$5,330

See Notes to Financial Statements	SA-8

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap		Value
	Equity	Growth	Index	Value	Value	Advantage
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	14,893	4,839	50,488	89	4,893	1,040
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	14,893	4,839	50,488	89	4,893	1,040
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,908)	5,920	71,924	39,964	61,679	36,949
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,985	$10,759	$122,412	$40,053	$66,572	$37,989

	Emerging	International	International	International	Health	Real
	Markets	Large-Cap	Small-Cap	Value	Sciences	Estate
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,366	28,944	511	35,121	77,248	23,899
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	2,366	28,944	511	35,121	77,248	23,899
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	274,449	281,772	43,456	280,795	141,731	(5,986)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$276,815	$310,716	$43,967	$315,916	$218,979	$17,913

		Pacific	Pacific		Portfolio
		Dynamix -	Dynamix -	Pacific	Optimization	Portfolio
		Conservative	Moderate	Dynamix -	Moderate-	Optimization
	Technology	Growth	Growth	Growth	Conservative	Moderate
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	52,833	-	7,772	209,882	2,668	192,218
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	52,833	-	7,772	209,882	2,668	192,218
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	95,900	812	52,211	(75,610)	38	48,366
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$148,733	$812	$59,983	$134,272	$2,706	$240,584

See Notes to Financial Statements	SA-9

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
		Portfolio
	Portfolio	Optimization				BlackRock
	Optimization	Aggressive-	American Funds	American Funds	American Funds	60/40 Target
	Growth	Growth	IS Asset Allocation	IS Growth	IS Growth-Income	Allocation ETF
	Class I	Class I	Class 4	Class 4	Class 4	V.I. Class I
INVESTMENT INCOME
Dividends	$-	$-	$1,308	$2,261	$3,651	$1,236
Net Investment Income	-	-	1,308	2,261	3,651	1,236
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	20,764	169,076	(62)	9,754	7,234	401
Capital gain distributions	-	-	4,849	141,525	84,164	1,976
Realized Gain (Loss) on Investments	20,764	169,076	4,787	151,279	91,398	2,377
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	574,904	137,233	3,965	170,254	(13,087)	4,350
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$595,668	$306,309	$10,060	$323,794	$81,962	$7,963

		BlackRock			Fidelity VIP	Fidelity VIP
	BlackRock	Global	BNY Mellon	Fidelity VIP	Freedom 2015	Freedom 2020
	Basic Value	Allocation	VIF Appreciation	Contrafund	Portfolio	Portfolio
	V.I. Class III	V.I. Class III	Service Shares	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends	$4,248	$16,046	$40	$-	$121	$450
Net Investment Income	4,248	16,046	40	-	121	450
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(144)	37	(109)	2,844	(11)	9,059
Capital gain distributions	29,233	39,111	3,782	362,745	162	1,108
Realized Gain (Loss) on Investments	29,089	39,148	3,673	365,589	151	10,167
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	10,151	10,729	(1,423)	52,147	197	(8,339)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,488	$65,923	$2,290	$417,736	$469	$2,278

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2045	Government	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Portfolio	Money Market	Growth
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2
INVESTMENT INCOME
Dividends	$332	$608	$84	$366	$23,290	$184
Net Investment Income	332	608	84	366	23,290	184
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(8)	6	1	(4)	-	617
Capital gain distributions	474	1,157	231	1,914	-	49,756
Realized Gain (Loss) on Investments	466	1,163	232	1,910	-	50,373
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,023	2,081	333	2,933	-	1,981
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,821	$3,852	$649	$5,209	$23,290	$52,538

See Notes to Financial Statements	SA-10

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
					Invesco V.I.
	Fidelity VIP	Fidelity VIP	Templeton	Templeton	EQV International	Invesco V.I.
	Mid Cap	Value Strategies	Foreign	Global Bond	Equity	Global
	Service Class 2	Service Class 2	VIP Class 2	VIP Class 2	Series II	Series II
INVESTMENT INCOME
Dividends	$2,299	$680	$6,930	$-	$5,301	$-
Net Investment Income	2,299	680	6,930	-	5,301	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(3,298)	(572)	32	(114)	(12)	(87)
Capital gain distributions	107,902	3,274	19,350	-	28,927	28,691
Realized Gain (Loss) on Investments	104,604	2,702	19,382	(114)	28,915	28,604
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(694)	2,964	48,872	5,211	30,861	(8,078)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$106,209	$6,346	$75,184	$5,097	$65,077	$20,526

				LVIP
	Invesco V.I.	Janus	Janus	American	Lazard Retirement	ClearBridge
	Main Street	Henderson	Henderson	Century	Global Dynamic	Variable
	Small Cap Fund	Enterprise	Overseas	Mid Cap Value	Multi-Asset	Mid Cap -
	Series I	Service Shares	Service Shares	Service Class	Service Shares	Class II
INVESTMENT INCOME
Dividends	$78	$83	$3,335	$2,908	$3	$3
Net Investment Income	78	83	3,335	2,908	3	3
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(401)	267	314	(102)	-	(40)
Capital gain distributions	1,741	14,780	-	14,207	7	1,889
Realized Gain (Loss) on Investments	1,340	15,047	314	14,105	7	1,849
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(115)	(2,561)	58,467	(2,931)	26	(490)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,303	$12,569	$62,116	$14,082	$36	$1,362

	Lord Abbett	Lord Abbett	Lord Abbett
	Bond	Developing	Fundamental	Lord Abbett
	Debenture	Growth	Equity	Total Return	M Capital	M International
	Class VC	Class VC	Class VC	Class VC	Appreciation	Equity
INVESTMENT INCOME
Dividends	$572	$491	$67	$3,462	$951	$7,555
Net Investment Income	572	491	67	3,462	951	7,555
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(12)	(4,617)	(5)	(4,216)	(5,220)	(525)
Capital gain distributions	-	-	1,532	-	15,420	-
Realized Gain (Loss) on Investments	(12)	(4,617)	1,527	(4,216)	10,200	(525)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	203	38,440	355	5,855	(2,566)	60,603
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$763	$34,314	$1,949	$5,101	$8,585	$67,633

See Notes to Financial Statements	SA-11

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
			MFS	MFS	MFS	Neuberger Berman
			New Discovery	Utilities	Value	AMT Quality
	M Large Cap	M Large Cap	Series -	Series -	Series -	Equity
	Growth	Value	Service Class	Service Class	Service Class	Class I
INVESTMENT INCOME
Dividends	$-	$76	$-	$3,869	$1,673	$-
Net Investment Income	-	76	-	3,869	1,673	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	15	14	(521)	(1)	(13)	(42)
Capital gain distributions	4,698	271	-	1,930	9,245	2,582
Realized Gain (Loss) on Investments	4,713	285	(521)	1,929	9,232	2,540
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,603)	347	18,957	13,310	3,334	2,683
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,110	$708	$18,436	$19,108	$14,239	$5,223

	PIMCO
	Global Managed	PIMCO Income -	Royce	T. Rowe Price	T. Rowe Price	VanEck VIP
	Asset Allocation -	Administrative	Micro-Cap	Blue Chip	Equity	Global Resources
	Advisor Class	Class	Service Class	Growth - II	Income - II	Initial Class
INVESTMENT INCOME
Dividends	$850	$288	$-	$-	$8,252	$12,969
Net Investment Income	850	288	-	-	8,252	12,969
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	25	(1)	(84)	92,406	95	(153)
Capital gain distributions	-	-	10,557	148,780	58,566	-
Realized Gain (Loss) on Investments	25	(1)	10,473	241,186	58,661	(153)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,604	251	(30)	43,351	9,029	147,190
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,479	$538	$10,443	$284,537	$75,942	$160,006

See Notes to Financial Statements	SA-12

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Core Income		Diversified Bond		Floating Rate Income
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	10	7	(1)	96	56	73
Change in net unrealized appreciation (depreciation) on investments	654	236	24,953	4,776	9,608	11,107
Net Increase (Decrease) in Net Assets Resulting from Operations	664	243	24,952	4,872	9,664	11,180
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,226	1,226	8,005	7,669	7,473	9,463
Transfers between variable and fixed accounts, net	405	665	15,387	23,740	129	894
Policy maintenance charges	(557)	(599)	(7,415)	(8,565)	(4,970)	(5,189)
Policy benefits and terminations	5	2	894	514	454	337
Policy loans and loan repayments	-	-	-	156	-	62
Other	-	(1)	-	(104)	(4)	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,079	1,293	16,871	23,410	3,082	5,567
NET INCREASE (DECREASE) IN NET ASSETS	1,743	1,536	41,823	28,282	12,746	16,747
NET ASSETS
Beginning of Year	9,000	7,464	311,857	283,575	152,050	135,303
End of Year	$10,743	$9,000	$353,680	$311,857	$164,796	$152,050

	High Yield Bond		Inflation Managed		Short Duration Bond
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	212	12,801	12,203	2,386	117	153
Change in net unrealized appreciation (depreciation) on investments	38,164	23,253	29,013	11,054	13,925	11,682
Net Increase (Decrease) in Net Assets Resulting from Operations	38,376	36,054	41,216	13,440	14,042	11,835
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	13,707	17,443	29,996	26,408	15,084	19,003
Transfers between variable and fixed accounts, net	4,618	728	(49,360)	39,261	8,656	9,874
Policy maintenance charges	(20,409)	(20,213)	(28,653)	(33,539)	(15,840)	(16,988)
Policy benefits and terminations	815	(11,607)	(16,016)	(34,396)	704	(3,262)
Policy loans and loan repayments	9,273	(12,636)	11,120	(5,048)	(468)	(1,183)
Other	(1)	1	11	15	-	30
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8,003	(26,284)	(52,902)	(7,299)	8,136	7,474
NET INCREASE (DECREASE) IN NET ASSETS	46,379	9,770	(11,686)	6,141	22,178	19,309
NET ASSETS
Beginning of Year	521,770	512,000	557,286	551,145	257,874	238,565
End of Year	$568,149	$521,770	$545,600	$557,286	$280,052	$257,874

See Notes to Financial Statements	SA-13

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Total Return		Emerging Markets Debt		Dividend Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	5,106	16,105	83	182	133,766	36,492
Change in net unrealized appreciation (depreciation) on investments	104,253	17,756	14,366	5,746	(44,825)	42,522
Net Increase (Decrease) in Net Assets Resulting from Operations	109,359	33,861	14,449	5,928	88,941	79,014
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	49,575	41,465	2,906	1,350	24,932	31,190
Transfers between variable and fixed accounts, net	20,560	103,264	(930)	-	(106,734)	1,933
Policy maintenance charges	(62,282)	(60,467)	(2,345)	(2,304)	(17,471)	(22,835)
Policy benefits and terminations	(28,016)	(151,271)	335	291	(15,055)	(24,818)
Policy loans and loan repayments	3,148	(2,397)	-	-	(57,050)	(28,412)
Other	90	(303)	1	(2)	(297)	(125)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(16,925)	(69,709)	(33)	(665)	(171,675)	(43,067)
NET INCREASE (DECREASE) IN NET ASSETS	92,434	(35,848)	14,416	5,263	(82,734)	35,947
NET ASSETS
Beginning of Year	1,233,601	1,269,449	91,710	86,447	657,841	621,894
End of Year	$1,326,035	$1,233,601	$106,126	$91,710	$575,107	$657,841

	Equity Index		Focused Growth		Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	17,011	805,831	42,020	5,581	34,028	41,088
Change in net unrealized appreciation (depreciation) on investments	1,243,554	691,399	54,627	113,858	73,852	187,857
Net Increase (Decrease) in Net Assets Resulting from Operations	1,260,565	1,497,230	96,647	119,439	107,880	228,945
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	214,713	142,795	5,685	78,748	16,608	16,347
Transfers between variable and fixed accounts, net	200,390	129,494	(1,356)	(1,941)	(2,624)	(9,903)
Policy maintenance charges	(136,583)	(141,441)	(14,171)	(14,704)	(40,495)	(39,003)
Policy benefits and terminations	(733)	(1,116,051)	(49,011)	(1,354)	(163)	(8,991)
Policy loans and loan repayments	17,493	(46,335)	(49,201)	648	(13,031)	(7,871)
Other	(196)	749	(3,105)	2	(1)	17
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	295,084	(1,030,789)	(111,159)	61,399	(39,706)	(49,404)
NET INCREASE (DECREASE) IN NET ASSETS	1,555,649	466,441	(14,512)	180,838	68,174	179,541
NET ASSETS
Beginning of Year	6,849,725	6,383,284	582,274	401,436	913,156	733,615
End of Year	$8,405,374	$6,849,725	$567,762	$582,274	$981,330	$913,156

See Notes to Financial Statements	SA-14

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Large-Cap Core		Large-Cap Growth		Large-Cap Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	42,691	29,097	84,385	87,986	23,764	34,517
Change in net unrealized appreciation (depreciation) on investments	183,459	281,622	121,642	246,716	117,774	74,169
Net Increase (Decrease) in Net Assets Resulting from Operations	226,150	310,719	206,027	334,702	141,538	108,686
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	30,652	108,519	28,034	39,387	38,805	29,225
Transfers between variable and fixed accounts, net	(1,260)	88,421	(15,041)	(31,633)	13,915	46,042
Policy maintenance charges	(56,720)	(60,054)	(48,261)	(57,177)	(51,094)	(54,676)
Policy benefits and terminations	(40,230)	(144,088)	(11,884)	(43,116)	(30,686)	(63,158)
Policy loans and loan repayments	3,180	(10,937)	(50,432)	(12,460)	(654)	(771)
Other	95	19	(94)	(9)	(48)	(77)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(64,283)	(18,120)	(97,678)	(105,008)	(29,762)	(43,415)
NET INCREASE (DECREASE) IN NET ASSETS	161,867	292,599	108,349	229,694	111,776	65,271
NET ASSETS
Beginning of Year	1,580,036	1,287,437	1,382,146	1,152,452	1,440,770	1,375,499
End of Year	$1,741,903	$1,580,036	$1,490,495	$1,382,146	$1,552,546	$1,440,770

	Mid-Cap Growth		Mid-Cap Plus Bond Alpha		Mid-Cap Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	4,785	1,116	77,445	44,561	(51)	2,920
Change in net unrealized appreciation (depreciation) on investments	14,986	20,082	28,701	115,474	5,381	1,342
Net Increase (Decrease) in Net Assets Resulting from Operations	19,771	21,198	106,146	160,035	5,330	4,262
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	22,895	25,859	32,868	29,960	4,918	6,567
Transfers between variable and fixed accounts, net	11,207	65,028	5,486	43,226	33,355	6,568
Policy maintenance charges	(34,720)	(37,217)	(43,118)	(46,631)	(2,681)	(2,842)
Policy benefits and terminations	(10,961)	(44,368)	(25,406)	(87,912)	96	(177)
Policy loans and loan repayments	3,403	(1,837)	(69,432)	1,084	3,481	(12,622)
Other	59	10	(108)	(44)	18	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(8,117)	7,475	(99,710)	(60,317)	39,187	(2,505)
NET INCREASE (DECREASE) IN NET ASSETS	11,654	28,673	6,436	99,718	44,517	1,757
NET ASSETS
Beginning of Year	848,126	819,453	1,201,669	1,101,951	46,035	44,278
End of Year	$859,780	$848,126	$1,208,105	$1,201,669	$90,552	$46,035

See Notes to Financial Statements	SA-15

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	14,893	7,394	4,839	9,924	50,488	53,644
Change in net unrealized appreciation (depreciation) on investments	(4,908)	11,217	5,920	(3,463)	71,924	49,737
Net Increase (Decrease) in Net Assets Resulting from Operations	9,985	18,611	10,759	6,461	122,412	103,381
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,813	5,984	-	-	44,153	37,897
Transfers between variable and fixed accounts, net	(25,830)	11	-	(7,731)	3,633	5,734
Policy maintenance charges	(6,930)	(7,514)	(4,583)	(4,729)	(40,649)	(44,622)
Policy benefits and terminations	(5,027)	(11,496)	(1,509)	-	(52,879)	(64,831)
Policy loans and loan repayments	13,681	329	-	(103)	(17,250)	(5,309)
Other	(24)	(23)	13	(36)	(1,591)	(263)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(19,317)	(12,709)	(6,079)	(12,599)	(64,583)	(71,394)
NET INCREASE (DECREASE) IN NET ASSETS	(9,332)	5,902	4,680	(6,138)	57,829	31,987
NET ASSETS
Beginning of Year	210,433	204,531	93,947	100,085	1,023,449	991,462
End of Year	$201,101	$210,433	$98,627	$93,947	$1,081,278	$1,023,449

	Small-Cap Value		Value		Value Advantage
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	89	7,355	4,893	15,867	1,040	3,721
Change in net unrealized appreciation (depreciation) on investments	39,964	32,924	61,679	15,379	36,949	52,834
Net Increase (Decrease) in Net Assets Resulting from Operations	40,053	40,279	66,572	31,246	37,989	56,555
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	18,589	19,017	8,694	8,356	977	899
Transfers between variable and fixed accounts, net	5,589	(587)	(1,185)	48,186	(71)	(6,286)
Policy maintenance charges	(25,492)	(26,268)	(14,830)	(14,055)	(2,956)	(2,669)
Policy benefits and terminations	1,391	520	368	(64,564)	7	17
Policy loans and loan repayments	15,348	(3,935)	626	264	-	-
Other	(1)	4	(3)	(6)	7	9
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	15,424	(11,249)	(6,330)	(21,819)	(2,036)	(8,030)
NET INCREASE (DECREASE) IN NET ASSETS	55,477	29,030	60,242	9,427	35,953	48,525
NET ASSETS
Beginning of Year	682,046	653,016	328,133	318,706	398,867	350,342
End of Year	$737,523	$682,046	$388,375	$328,133	$434,820	$398,867

See Notes to Financial Statements	SA-16

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Emerging Markets		International Large-Cap		International Small-Cap
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,366	609	28,944	3,980	511	608
Change in net unrealized appreciation (depreciation) on investments	274,449	(13,287)	281,772	46,021	43,456	(2,195)
Net Increase (Decrease) in Net Assets Resulting from Operations	276,815	(12,678)	310,716	50,001	43,967	(1,587)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	38,177	35,259	38,963	45,481	6,817	7,826
Transfers between variable and fixed accounts, net	(15,823)	25,670	(22,713)	18,616	39,417	2,348
Policy maintenance charges	(29,436)	(29,055)	(54,318)	(57,609)	(6,108)	(5,245)
Policy benefits and terminations	924	(9,739)	(11,486)	(2,359)	(1,862)	(2,928)
Policy loans and loan repayments	13,839	(7,357)	(114)	(1,178)	115	165
Other	44	13	(53)	19	(2)	(4)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	7,725	14,791	(49,721)	2,970	38,377	2,162
NET INCREASE (DECREASE) IN NET ASSETS	284,540	2,113	260,995	52,971	82,344	575
NET ASSETS
Beginning of Year	812,804	810,691	1,388,928	1,335,957	154,208	153,633
End of Year	$1,097,344	$812,804	$1,649,923	$1,388,928	$236,552	$154,208

	International Value		Health Sciences		Real Estate
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	35,121	15,481	77,248	56,619	23,899	18,527
Change in net unrealized appreciation (depreciation) on investments	280,795	11,123	141,731	3,671	(5,986)	53,751
Net Increase (Decrease) in Net Assets Resulting from Operations	315,916	26,604	218,979	60,290	17,913	72,278
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	22,729	27,587	64,541	61,535	29,430	27,671
Transfers between variable and fixed accounts, net	(13,309)	69,145	(28,116)	48,427	(2,006)	24,673
Policy maintenance charges	(30,355)	(33,177)	(79,108)	(76,050)	(35,405)	(36,058)
Policy benefits and terminations	(7,399)	(72,469)	(8,941)	(67,043)	(955)	(27,793)
Policy loans and loan repayments	(381)	(5,471)	(41,192)	(24,262)	14,620	(10,804)
Other	(83)	71	(86)	37	12	(6)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(28,798)	(14,314)	(92,902)	(57,356)	5,696	(22,317)
NET INCREASE (DECREASE) IN NET ASSETS	287,118	12,290	126,077	2,934	23,609	49,961
NET ASSETS
Beginning of Year	691,876	679,586	1,446,412	1,443,478	963,480	913,519
End of Year	$978,994	$691,876	$1,572,489	$1,446,412	$987,089	$963,480

See Notes to Financial Statements	SA-17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Technology		Pacific Dynamix -		Pacific Dynamix -
	Class I		Conservative Growth Class I		Moderate Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	52,833	36,705	-	1,147	7,772	8,853
Change in net unrealized appreciation (depreciation) on investments	95,900	156,234	812	(698)	52,211	39,874
Net Increase (Decrease) in Net Assets Resulting from Operations	148,733	192,939	812	449	59,983	48,727
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	15,462	18,007	1,064	2,192	1,601	1,354
Transfers between variable and fixed accounts, net	8,160	76,124	(3)	-	(12)	(20)
Policy maintenance charges	(25,892)	(26,883)	(790)	(845)	(22,414)	(21,510)
Policy benefits and terminations	(48,519)	(88,500)	14	13	13	11
Policy loans and loan repayments	8,609	(4,215)	1,389	(7,099)	5,073	-
Other	(2,137)	20	(1)	(1)	1	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(44,317)	(25,447)	1,673	(5,740)	(15,738)	(20,166)
NET INCREASE (DECREASE) IN NET ASSETS	104,416	167,492	2,485	(5,291)	44,245	28,561
NET ASSETS
Beginning of Year	688,725	521,233	6,452	11,743	439,683	411,122
End of Year	$793,141	$688,725	$8,937	$6,452	$483,928	$439,683

	Pacific Dynamix -		Portfolio Optimization		Portfolio Optimization
	Growth Class I		Moderate-Conservative Class I		Moderate Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	209,882	12,121	2,668	4,999	192,218	57,608
Change in net unrealized appreciation (depreciation) on investments	(75,610)	92,325	38	(2,763)	48,366	159,485
Net Increase (Decrease) in Net Assets Resulting from Operations	134,272	104,446	2,706	2,236	240,584	217,093
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,433	1,187	5,103	6,231	75,485	94,833
Transfers between variable and fixed accounts, net	-	-	3	-	137	882
Policy maintenance charges	(26,206)	(24,140)	(11,017)	(10,043)	(100,543)	(99,526)
Policy benefits and terminations	2,693	2,403	(537)	5	(55,075)	(103,156)
Policy loans and loan repayments	(294,927)	-	1,389	(7,115)	12,498	(6,813)
Other	1	(1)	(3)	-	(9)	(7)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(317,006)	(20,551)	(5,062)	(10,922)	(67,507)	(113,787)
NET INCREASE (DECREASE) IN NET ASSETS	(182,734)	83,895	(2,356)	(8,686)	173,077	103,306
NET ASSETS
Beginning of Year	844,134	760,239	22,852	31,538	2,058,387	1,955,081
End of Year	$661,400	$844,134	$20,496	$22,852	$2,231,464	$2,058,387

See Notes to Financial Statements	SA-18

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Portfolio Optimization		Portfolio Optimization		American Funds IS Asset
	Growth Class I		Aggressive-Growth Class I		Allocation Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$1,308	$1,215
Realized gain (loss) on investments	20,764	20,695	169,076	28,618	4,787	3,047
Change in net unrealized appreciation (depreciation) on investments	574,904	376,958	137,233	181,513	3,965	4,881
Net Increase (Decrease) in Net Assets Resulting from Operations	595,668	397,653	306,309	210,131	10,060	9,143
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	86,702	81,950	20,927	21,554	3,418	1,054
Transfers between variable and fixed accounts, net	(798)	68,344	-	-	690	7,992
Policy maintenance charges	(103,937)	(106,686)	(34,208)	(47,322)	(4,597)	(3,860)
Policy benefits and terminations	(76,697)	(180)	(66,295)	2,988	200	176
Policy loans and loan repayments	(12,309)	3,165	(203,619)	(22,131)	4,497	(5,544)
Other	(15)	(139)	(1,681)	(11)	26	17
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(107,054)	46,454	(284,876)	(44,922)	4,234	(165)
NET INCREASE (DECREASE) IN NET ASSETS	488,614	444,107	21,433	165,209	14,294	8,978
NET ASSETS
Beginning of Year	3,958,755	3,514,648	1,864,728	1,699,519	62,307	53,329
End of Year	$4,447,369	$3,958,755	$1,886,161	$1,864,728	$76,601	$62,307

	American Funds IS		American Funds IS		BlackRock 60/40 Target
	Growth Class 4		Growth-Income Class 4		Allocation ETF V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,261	$2,599	$3,651	$4,406	$1,236	$599
Realized gain (loss) on investments	151,279	55,037	91,398	33,552	2,377	1,773
Change in net unrealized appreciation (depreciation) on investments	170,254	341,661	(13,087)	66,883	4,350	871
Net Increase (Decrease) in Net Assets Resulting from Operations	323,794	399,297	81,962	104,841	7,963	3,243
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	34,053	34,614	16,034	22,095	26,434	3,262
Transfers between variable and fixed accounts, net	(13,628)	204,626	(6,012)	2,349	-	-
Policy maintenance charges	(68,053)	(57,094)	(22,847)	(22,442)	(7,123)	(6,762)
Policy benefits and terminations	(31,288)	(44,736)	(19,291)	(53,497)	59	4
Policy loans and loan repayments	5,945	(1,590)	(4,300)	(790)	-	-
Other	(1,784)	50	(851)	(19)	1	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(74,755)	135,870	(37,267)	(52,304)	19,371	(3,497)
NET INCREASE (DECREASE) IN NET ASSETS	249,039	535,167	44,695	52,537	27,334	(254)
NET ASSETS
Beginning of Year	1,668,047	1,132,880	484,441	431,904	26,584	26,838
End of Year	$1,917,086	$1,668,047	$529,136	$484,441	$53,918	$26,584

See Notes to Financial Statements	SA-19

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	BlackRock Basic Value		BlackRock Global Allocation		BNY Mellon VIF
	V.I. Class III		V.I. Class III		Appreciation Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,248	$3,128	$16,046	$4,842	$40	$38
Realized gain (loss) on investments	29,089	13,603	39,148	34,575	3,673	1,468
Change in net unrealized appreciation (depreciation) on investments	10,151	(11,131)	10,729	(8,247)	(1,423)	628
Net Increase (Decrease) in Net Assets Resulting from Operations	43,488	5,600	65,923	31,170	2,290	2,134
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	11,641	147,926	30,210	27,762	2,358	3,957
Transfers between variable and fixed accounts, net	41,923	119	70	(172,519)	859	13,407
Policy maintenance charges	(9,383)	(5,131)	(17,061)	(14,397)	(227)	(258)
Policy benefits and terminations	164	59	(5,648)	1,070	42	5
Policy loans and loan repayments	470	(1,736)	11,659	1,580	-	-
Other	-	2	(4)	29	1	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	44,815	141,239	19,226	(156,475)	3,033	17,111
NET INCREASE (DECREASE) IN NET ASSETS	88,303	146,839	85,149	(125,305)	5,323	19,245
NET ASSETS
Beginning of Year	178,796	31,957	322,020	447,325	22,399	3,154
End of Year	$267,099	$178,796	$407,169	$322,020	$27,722	$22,399

	Fidelity VIP Contrafund		Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020
	Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$590	$121	$123	$450	$633
Realized gain (loss) on investments	365,589	250,803	151	107	10,167	6,077
Change in net unrealized appreciation (depreciation) on investments	52,147	260,236	197	8	(8,339)	(4,514)
Net Increase (Decrease) in Net Assets Resulting from Operations	417,736	511,629	469	238	2,278	2,196
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	25,718	27,389	84	84	8,679	-
Transfers between variable and fixed accounts, net	26,424	2,012	-	-	(17,298)	-
Policy maintenance charges	(66,708)	(56,275)	(126)	(143)	(14,242)	(14,061)
Policy benefits and terminations	(52,178)	(12,802)	15	13	93	127
Policy loans and loan repayments	(38,632)	(2,425)	-	-	-	-
Other	(2,797)	(3)	-	-	(194)	2
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(108,173)	(42,104)	(27)	(46)	(22,962)	(13,932)
NET INCREASE (DECREASE) IN NET ASSETS	309,563	469,525	442	192	(20,684)	(11,736)
NET ASSETS
Beginning of Year	2,010,687	1,541,162	4,056	3,864	21,499	33,235
End of Year	$2,320,250	$2,010,687	$4,498	$4,056	$815	$21,499

See Notes to Financial Statements	SA-20

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Fidelity VIP Freedom 2025		Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2035
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$332	$270	$608	$435	$84	$54
Realized gain (loss) on investments	466	23	1,163	82	232	51
Change in net unrealized appreciation (depreciation) on investments	1,023	598	2,081	1,269	333	212
Net Increase (Decrease) in Net Assets Resulting from Operations	1,821	891	3,852	1,786	649	317
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,659	1,659	2,107	3,629	759	759
Transfers between variable and fixed accounts, net	12	20	470	12,812	-	-
Policy maintenance charges	(655)	(670)	(1,361)	(1,111)	(102)	(140)
Policy benefits and terminations	25	21	53	43	7	5
Policy loans and loan repayments	-	-	-	-	-	-
Other	-	1	-	(1)	-	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,041	1,031	1,269	15,372	664	625
NET INCREASE (DECREASE) IN NET ASSETS	2,862	1,922	5,121	17,158	1,313	942
NET ASSETS
Beginning of Year	12,696	10,774	25,147	7,989	4,026	3,084
End of Year	$15,558	$12,696	$30,268	$25,147	$5,339	$4,026

	Fidelity VIP Freedom 2045		Fidelity VIP Government		Fidelity VIP
	Portfolio Service Class 2		Money Market Service Class		Growth Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$366	$287	$23,290	$27,928	$184	$-
Realized gain (loss) on investments	1,910	549	-	-	50,373	80,774
Change in net unrealized appreciation (depreciation) on investments	2,933	2,389	-	-	1,981	4,896
Net Increase (Decrease) in Net Assets Resulting from Operations	5,209	3,225	23,290	27,928	52,538	85,670
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	282	282	128,179	103,778	19,193	28,016
Transfers between variable and fixed accounts, net	-	-	(6,854)	(25,468)	(914)	(968)
Policy maintenance charges	(562)	(972)	(131,351)	(123,945)	(9,972)	(10,922)
Policy benefits and terminations	52	45	5,299	5,611	440	327
Policy loans and loan repayments	-	-	3,688	1,204	(43,786)	(7,234)
Other	-	-	51	10	(10)	(2)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(228)	(645)	(988)	(38,810)	(35,049)	9,217
NET INCREASE (DECREASE) IN NET ASSETS	4,981	2,580	22,302	(10,882)	17,489	94,887
NET ASSETS
Beginning of Year	26,894	24,314	563,516	574,398	369,286	274,399
End of Year	$31,875	$26,894	$585,818	$563,516	$386,775	$369,286

See Notes to Financial Statements	SA-21

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Fidelity VIP		Fidelity VIP Value		Templeton
	Mid Cap Service Class 2		Strategies Service Class 2		Foreign VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,299	$2,953	$680	$601	$6,930	$6,474
Realized gain (loss) on investments	104,604	119,238	2,702	10,593	19,382	57
Change in net unrealized appreciation (depreciation) on investments	(694)	9,372	2,964	(5,113)	48,872	(9,046)
Net Increase (Decrease) in Net Assets Resulting from Operations	106,209	131,563	6,346	6,081	75,184	(2,515)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	16,780	18,612	3,675	11,401	1,372	1,341
Transfers between variable and fixed accounts, net	15,074	(21,528)	64	53	(19)	(489)
Policy maintenance charges	(34,587)	(33,908)	(2,614)	(3,021)	(2,576)	(2,426)
Policy benefits and terminations	(3,829)	(5,800)	154	118	42	12
Policy loans and loan repayments	12,091	156	4,704	-	-	-
Other	325	(8)	2	1	2	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,854	(42,476)	5,985	8,552	(1,179)	(1,562)
NET INCREASE (DECREASE) IN NET ASSETS	112,063	89,087	12,331	14,633	74,005	(4,077)
NET ASSETS
Beginning of Year	871,209	782,122	76,871	62,238	258,083	262,160
End of Year	$983,272	$871,209	$89,202	$76,871	$332,088	$258,083

	Templeton		Invesco V.I. EQV International		Invesco V.I.
	Global Bond VIP Class 2		Equity Series II		Global Series II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$5,301	$6,348	$-	$-
Realized gain (loss) on investments	(114)	(291)	28,915	3,124	28,604	8,265
Change in net unrealized appreciation (depreciation) on investments	5,211	(3,009)	30,861	(7,264)	(8,078)	10,546
Net Increase (Decrease) in Net Assets Resulting from Operations	5,097	(3,300)	65,077	2,208	20,526	18,811
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,910	4,843	6,673	4,762	2,537	3,052
Transfers between variable and fixed accounts, net	52	644	1,043	(6,224)	30	(54)
Policy maintenance charges	(2,411)	(2,227)	(4,388)	(4,816)	(3,670)	(3,815)
Policy benefits and terminations	85	60	134	(5,362)	344	296
Policy loans and loan repayments	7,319	(2,309)	2,537	-	-	-
Other	1	1	-	-	(2)	(2)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	9,956	1,012	5,999	(11,640)	(761)	(523)
NET INCREASE (DECREASE) IN NET ASSETS	15,053	(2,288)	71,076	(9,432)	19,765	18,288
NET ASSETS
Beginning of Year	26,097	28,385	396,527	405,959	137,562	119,274
End of Year	$41,150	$26,097	$467,603	$396,527	$157,327	$137,562

See Notes to Financial Statements	SA-22

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Invesco V.I. Main Street		Janus Henderson		Janus Henderson
	Small Cap Fund Series I		Enterprise Service Shares		Overseas Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$78	$-	$83	$1,067	$3,335	$2,933
Realized gain (loss) on investments	1,340	214	15,047	10,445	314	895
Change in net unrealized appreciation (depreciation) on investments	(115)	414	(2,561)	12,342	58,467	7,971
Net Increase (Decrease) in Net Assets Resulting from Operations	1,303	628	12,569	23,854	62,116	11,799
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	821	457	3,260	1,730	7,953	7,994
Transfers between variable and fixed accounts, net	(1,529)	140	12,525	(3,145)	(1,015)	115
Policy maintenance charges	(523)	(614)	(10,015)	(7,898)	(8,613)	(8,790)
Policy benefits and terminations	38	10	211	(5,857)	(1,837)	(680)
Policy loans and loan repayments	-	-	470	-	-	(3,021)
Other	407	(1)	16	28	(26)	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(786)	(8)	6,467	(15,142)	(3,538)	(4,383)
NET INCREASE (DECREASE) IN NET ASSETS	517	620	19,036	8,712	58,578	7,416
NET ASSETS
Beginning of Year	5,743	5,123	165,528	156,816	218,570	211,154
End of Year	$6,260	$5,743	$184,564	$165,528	$277,148	$218,570

	LVIP American Century		Lazard Retirement Global		ClearBridge Variable
	Mid Cap Value Service Class		Dynamic Multi-Asset Service Shares		Mid Cap - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,908	$3,587	$3	$-	$3	$84
Realized gain (loss) on investments	14,105	7,243	7	-	1,849	1,419
Change in net unrealized appreciation (depreciation) on investments	(2,931)	1,304	26	15	(490)	466
Net Increase (Decrease) in Net Assets Resulting from Operations	14,082	12,134	36	15	1,362	1,969
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	18,056	10,153	56	56	4,513	3,415
Transfers between variable and fixed accounts, net	1,211	(5,736)	-	-	854	(5,379)
Policy maintenance charges	(5,071)	(5,743)	(31)	(31)	(1,209)	(1,448)
Policy benefits and terminations	305	(4,564)	-	-	93	48
Policy loans and loan repayments	2,364	-	-	-	-	-
Other	10	9	2	2	3	7
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	16,875	(5,881)	27	27	4,254	(3,357)
NET INCREASE (DECREASE) IN NET ASSETS	30,957	6,253	63	42	5,616	(1,388)
NET ASSETS
Beginning of Year	152,424	146,171	202	160	24,584	25,972
End of Year	$183,381	$152,424	$265	$202	$30,200	$24,584

See Notes to Financial Statements	SA-23

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Lord Abbett		Lord Abbett		Lord Abbett
	Bond Debenture Class VC		Developing Growth Class VC		Fundamental Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$572	$483	$491	$427	$67	$86
Realized gain (loss) on investments	(12)	38	(4,617)	(1,585)	1,527	687
Change in net unrealized appreciation (depreciation) on investments	203	135	38,440	53,625	355	950
Net Increase (Decrease) in Net Assets Resulting from Operations	763	656	34,314	52,467	1,949	1,723
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,645	5,034	-	-	483	360
Transfers between variable and fixed accounts, net	39	70	(7,166)	-	(2)	(88)
Policy maintenance charges	(1,311)	(1,733)	(7,420)	(8,901)	(475)	(459)
Policy benefits and terminations	19	(1,032)	(14,649)	-	60	51
Policy loans and loan repayments	-	-	(17,100)	(666)	2,537	-
Other	(2)	-	(533)	(1)	-	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	390	2,339	(46,868)	(9,568)	2,603	(137)
NET INCREASE (DECREASE) IN NET ASSETS	1,153	2,995	(12,554)	42,899	4,552	1,586
NET ASSETS
Beginning of Year	8,681	5,686	282,226	239,327	11,948	10,362
End of Year	$9,834	$8,681	$269,672	$282,226	$16,500	$11,948

	Lord Abbett
	Total Return Class VC		M Capital Appreciation		M International Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,462	$3,997	$951	$2,291	$7,555	$6,606
Realized gain (loss) on investments	(4,216)	(879)	10,200	8,068	(525)	(73)
Change in net unrealized appreciation (depreciation) on investments	5,855	(688)	(2,566)	(143)	60,603	1,047
Net Increase (Decrease) in Net Assets Resulting from Operations	5,101	2,430	8,585	10,216	67,633	7,580
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	13,185	6,456	1,707	2,787	5,711	-
Transfers between variable and fixed accounts, net	(25,509)	(197)	(5,223)	(6,747)	(7,083)	12,746
Policy maintenance charges	(3,349)	(4,263)	(3,042)	(1,800)	(3,636)	(3,128)
Policy benefits and terminations	167	(2,739)	209	207	465	411
Policy loans and loan repayments	183	(1,110)	(13,495)	-	-	-
Other	-	2	23	10	1	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(15,323)	(1,851)	(19,821)	(5,543)	(4,542)	10,028
NET INCREASE (DECREASE) IN NET ASSETS	(10,222)	579	(11,236)	4,673	63,091	17,608
NET ASSETS
Beginning of Year	85,244	84,665	116,201	111,528	223,852	206,244
End of Year	$75,022	$85,244	$104,965	$116,201	$286,943	$223,852

See Notes to Financial Statements	SA-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
					MFS New Discovery Series -
	M Large Cap Growth		M Large Cap Value		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$76	$78	$-	$-
Realized gain (loss) on investments	4,713	1,631	285	408	(521)	(2,565)
Change in net unrealized appreciation (depreciation) on investments	(1,603)	1,684	347	196	18,957	11,394
Net Increase (Decrease) in Net Assets Resulting from Operations	3,110	3,315	708	682	18,436	8,829
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	495	588	-	-	4,322	5,319
Transfers between variable and fixed accounts, net	(45)	(47)	-	-	166	(6,007)
Policy maintenance charges	(900)	(849)	(223)	(209)	(4,014)	(4,333)
Policy benefits and terminations	31	17	16	5	295	263
Policy loans and loan repayments	-	-	-	-	299	(499)
Other	(1)	-	-	-	-	(2)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(420)	(291)	(207)	(204)	1,068	(5,259)
NET INCREASE (DECREASE) IN NET ASSETS	2,690	3,024	501	478	19,504	3,570
NET ASSETS
Beginning of Year	16,066	13,042	4,199	3,721	146,024	142,454
End of Year	$18,756	$16,066	$4,700	$4,199	$165,528	$146,024

	MFS Utilities Series -		MFS Value Series -		Neuberger Berman
	Service Class		Service Class		AMT Quality Equity Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,869	$2,494	$1,673	$1,469	$-	$76
Realized gain (loss) on investments	1,929	3,813	9,232	7,794	2,540	1,815
Change in net unrealized appreciation (depreciation) on investments	13,310	6,562	3,334	1,093	2,683	5,252
Net Increase (Decrease) in Net Assets Resulting from Operations	19,108	12,869	14,239	10,356	5,223	7,143
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	9,770	7,013	7,005	8,745	7,524	8,323
Transfers between variable and fixed accounts, net	(522)	205	-	-	(84)	6,213
Policy maintenance charges	(9,186)	(6,918)	(1,185)	(1,519)	(3,087)	(2,805)
Policy benefits and terminations	694	520	209	169	40	15
Policy loans and loan repayments	7,812	(1,362)	-	-	-	-
Other	14	26	2	1	-	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8,582	(516)	6,031	7,396	4,393	11,747
NET INCREASE (DECREASE) IN NET ASSETS	27,690	12,353	20,270	17,752	9,616	18,890
NET ASSETS
Beginning of Year	123,468	111,115	109,856	92,104	35,934	17,044
End of Year	$151,158	$123,468	$130,126	$109,856	$45,550	$35,934

See Notes to Financial Statements	SA-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	PIMCO Global Managed Asset Allocation - Advisor Class		PIMCO Income - Administrative Class		Royce Micro-Cap Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$850	$224	$288	$276	$-	$-
Realized gain (loss) on investments	25	30	(1)	16	10,473	3,273
Change in net unrealized appreciation (depreciation) on investments	2,604	415	251	(49)	(30)	2,353
Net Increase (Decrease) in Net Assets Resulting from Operations	3,479	669	538	243	10,443	5,626
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	11,821	848	-	-	14,625	10,112
Transfers between variable and fixed accounts, net	-	-	119	577	(8)	220
Policy maintenance charges	(3,177)	(898)	(279)	(267)	(991)	(1,605)
Policy benefits and terminations	13	11	-	-	93	62
Policy loans and loan repayments	3,233	-	-	-	101	(678)
Other	23	(1)	-	1	(16)	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	11,913	(40)	(160)	311	13,804	8,111
NET INCREASE (DECREASE) IN NET ASSETS	15,392	629	378	554	24,247	13,737
NET ASSETS
Beginning of Year	6,454	5,825	5,484	4,930	46,690	32,953
End of Year	$21,846	$6,454	$5,862	$5,484	$70,937	$46,690

	T. Rowe Price		T. Rowe Price		VanEck VIP
	Blue Chip Growth - II		Equity Income - II		Global Resources Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$8,252	$8,631	$12,969	$11,615
Realized gain (loss) on investments	241,186	106,048	58,661	37,995	(153)	2,376
Change in net unrealized appreciation (depreciation) on investments	43,351	318,518	9,029	9,202	147,190	(26,943)
Net Increase (Decrease) in Net Assets Resulting from Operations	284,537	424,566	75,942	55,828	160,006	(12,952)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	43,895	36,806	17,126	16,683	14,559	11,300
Transfers between variable and fixed accounts, net	(118,135)	(52,896)	(2,901)	(5,285)	7,694	16,417
Policy maintenance charges	(47,270)	(44,648)	(18,424)	(19,219)	(15,656)	(15,491)
Policy benefits and terminations	(53,087)	(1,138)	1,595	(5,936)	(3,766)	(18,045)
Policy loans and loan repayments	(23,274)	(965)	3,464	(1,115)	14,458	494
Other	(2,799)	10	(1)	(4)	(20)	83
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(200,670)	(62,831)	859	(14,876)	17,269	(5,242)
NET INCREASE (DECREASE) IN NET ASSETS	83,867	361,735	76,801	40,952	177,275	(18,194)
NET ASSETS
Beginning of Year	1,584,393	1,222,658	537,427	496,475	424,057	442,251
End of Year	$1,668,260	$1,584,393	$614,228	$537,427	$601,332	$424,057

See Notes to Financial Statements	SA-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”), a separate account of Pacific Life & Annuity Company (“PL&A”) was established by Pacific Life’s Board of Directors in 2000 to support operations of PL&A with respect to certain variable life insurance policies. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission. The Separate Account consists of subaccounts (each, a "Variable Account" and collectively, the "Variable Accounts") which invest in shares of corresponding portfolios (each, a "Portfolio" and collectively, the "Portfolios") of registered investment management companies (each, a "Fund" and collectively, the "Funds"). As of December 31, 2025, the Fund investment options are Pacific Select Fund (See Note 4), American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BNY Mellon Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Invesco Variable Insurance Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lincoln Variable Insurance Products (LVIP) Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and VanEck VIP Trust. The Variable Accounts which have not commenced operations as of December 31, 2025 are not presented in this annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Total Return Class I, PSF Avantis Balanced Allocation Class I, and Neuberger Berman AMT Quality Equity Class I Variable Accounts were formerly named Managed Bond Class I, PSF Avantis Balanced Allocation Class D, and Neuberger Berman Sustainable Equity Class I Variable Accounts, respectively.

The Separate Account funds individual flexible premium and last survivor flexible premium variable life insurance policies issued by PL&A. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

The fair value of the Variable Account’s investments in mutual funds is based on the computed net asset values (“NAV”) of the corresponding Portfolios, which are obtained from the transfer agents or Fund companies and reflect the fair values of the Portfolio investments. The NAV is calculated daily upon the close of the New York Stock Exchange and is based on the fair values of the underlying securities. Valuation of the underlying securities is discussed in the notes to the Funds’ financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of PL&A, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Section 817(h) of the Internal Revenue Code (“the Code”) requires that the investments of the Separate Account must be adequately diversified in accordance with Treasury regulations in order to qualify as a life insurance policy under Section 72 of the Code. The Separate Account complies with the diversification requirements. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law.

D. Segment Reporting

The Chief Executive Officer acts as the Separate Account’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Separate Account. The CODM has concluded that each Variable Account operates as a single operating segment based on the fact that each Portfolio has a single investment goal as disclosed in its prospectus, against which the CODM assesses the performance.

E. Recent Accounting Pronouncement

The Financial Accounting Standards Board recently adopted Accounting Standards Update 2023-09 on improving income tax disclosures ("ASU 2023-09"). Management has reviewed ASU 2023-09 and has determined that there was no impact to the Separate Account Financial Statements.

SA-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2025.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks ("M&E") and administrative expenses PL&A assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by PL&A is the risk that those insured may die sooner than anticipated, resulting in PL&A paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by PL&A which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate PL&A for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company ("Pacific Life"). The assets of certain Variable Accounts invest in Class I or Class P shares of the corresponding Portfolios of Pacific Select Fund ("PSF"). Pursuant to PSF's Investment Advisory Agreement, each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC ("PLFA"), a wholly-owned subsidiary of Pacific Life. Pursuant to PSF's Administration Agreement, each Portfolio of PSF also compensates Pacific Life and PLFA for administrative services to PSF that are outside the scope of the Investment Adviser's responsibilities under the Investment Advisory Agreement. Each Portfolio of PSF also pays a class-specific non-12b-1 service fee for Class I shares to Pacific Select Distributors, LLC ("PSD"), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF's non-12b-1 Service Plan. The advisory fee, administration fee, and service fee rates are disclosed in the notes to financial statements of PSF, which are provided separately. For the year ended December 31, 2025, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.04% to 0.90%, Pacific Life and PLFA received net administration fees at effective annual rates ranging from 0.00675% to 0.0160%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only, all of which are based on the average daily net assets of each Portfolio. There was no investment by this Separate Account in Class P shares of PSF during the year ended December 31, 2025.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

SA-28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts' holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2025, the Variable Accounts' holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2025 and 2024 were as follows:

	2025			2024
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income Class I	140	(54)	86	152	(45)	107
Diversified Bond Class I	1,444	(515)	929	2,047	(682)	1,365
Floating Rate Income Class I	479	(301)	178	749	(398)	351
High Yield Bond Class I	867	(648)	219	102	(850)	(748)
Inflation Managed Class I	1,915	(3,769)	(1,854)	2,953	(3,197)	(244)
Short Duration Bond Class I	2,263	(1,743)	520	1,991	(1,477)	514
Total Return Class I	2,956	(3,543)	(587)	7,156	(9,599)	(2,443)
Emerging Markets Debt Class I	223	(221)	2	163	(214)	(51)
Dividend Growth Class I	1,884	(4,433)	(2,549)	(99)	(663)	(762)
Equity Index Class I	7,944	(2,981)	4,963	(12,653)	(5,636)	(18,289)
Focused Growth Class I	51	(856)	(805)	795	(248)	547
Growth Class I	417	(1,185)	(768)	1,068	(2,185)	(1,117)
Large-Cap Core Class I	823	(1,890)	(1,067)	4,937	(5,230)	(293)
Large-Cap Growth Class I	843	(2,527)	(1,684)	3,135	(5,291)	(2,156)
Large-Cap Value Class I	1,110	(1,693)	(583)	3,383	(4,274)	(891)
Mid-Cap Growth Class I	1,026	(1,167)	(141)	2,305	(2,137)	168
Mid-Cap Plus Bond Alpha Class I	577	(1,706)	(1,129)	1,999	(2,786)	(787)
Mid-Cap Value Class I	596	(40)	556	25	(69)	(44)
Small-Cap Equity Class I	445	(908)	(463)	(30)	(240)	(270)
Small-Cap Growth Class I	-	(182)	(182)	43	(435)	(392)
Small-Cap Index Class I	1,109	(2,177)	(1,068)	702	(2,048)	(1,346)
Small-Cap Value Class I	596	(385)	211	613	(766)	(153)
Value Class I	298	(451)	(153)	1,536	(2,169)	(633)
Value Advantage Class I	331	(399)	(68)	126	(436)	(310)
Emerging Markets Class I	992	(817)	175	1,504	(1,251)	253
International Large-Cap Class I	1,523	(2,798)	(1,275)	3,618	(3,503)	115
International Small-Cap Class I	2,554	(586)	1,968	442	(333)	109
International Value Class I	3,354	(4,973)	(1,619)	8,987	(9,769)	(782)
Health Sciences Class I	1,063	(1,905)	(842)	1,126	(1,621)	(495)
Real Estate Class I	1,067	(1,029)	38	1,078	(1,307)	(229)
Technology Class I	2,191	(3,110)	(919)	4,711	(5,316)	(605)
Pacific Dynamix - Conservative Growth Class I	88	(29)	59	(203)	(38)	(241)
Pacific Dynamix - Moderate Growth Class I	190	(628)	(438)	122	(744)	(622)
Pacific Dynamix - Growth Class I	87	(6,567)	(6,480)	2,812	(3,322)	(510)
Portfolio Optimization Moderate-Conservative Class I	342	(585)	(243)	1,576	(2,179)	(603)
Portfolio Optimization Moderate Class I	3,541	(7,554)	(4,013)	739	(5,999)	(5,260)
Portfolio Optimization Growth Class I	3,741	(7,896)	(4,155)	9,712	(7,882)	1,830
Portfolio Optimization Aggressive-Growth Class I	848	(10,545)	(9,697)	1,684	(3,403)	(1,719)
American Funds IS Asset Allocation Class 4	193	(110)	83	89	(81)	8
American Funds IS Growth Class 4	577	(1,313)	(736)	2,924	(1,010)	1,914
American Funds IS Growth-Income Class 4	305	(883)	(578)	(194)	(640)	(834)
BlackRock 60/40 Target Allocation ETF V.I. Class I	1,444	(363)	1,081	(170)	(13)	(183)
BlackRock Basic Value V.I. Class III	1,230	(236)	994	4,026	(118)	3,908
BlackRock Global Allocation V.I. Class III	1,387	(779)	608	(4,779)	(604)	(5,383)
BNY Mellon VIF Appreciation Service Shares	97	(14)	83	548	(5)	543
Fidelity VIP Contrafund Service Class 2	800	(2,085)	(1,285)	526	(1,140)	(614)
Fidelity VIP Freedom 2015 Portfolio Service Class 2	4	(5)	(1)	4	(7)	(3)
Fidelity VIP Freedom 2020 Portfolio Service Class 2	357	(1,263)	(906)	62	(681)	(619)

SA-29

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	2025			2024
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity VIP Freedom 2025 Portfolio Service Class 2	63	(26)	37	74	(33)	41
Fidelity VIP Freedom 2030 Portfolio Service Class 2	152	(108)	44	659	(22)	637
Fidelity VIP Freedom 2035 Portfolio Service Class 2	22	(3)	19	26	(5)	21
Fidelity VIP Freedom 2045 Portfolio Service Class 2	9	(16)	(7)	242	(265)	(23)
Fidelity VIP Government Money Market Service Class	16,798	(16,835)	(37)	9,078	(12,479)	(3,401)
Fidelity VIP Growth Service Class 2	292	(657)	(365)	476	(334)	142
Fidelity VIP Mid Cap Service Class 2	1,543	(1,321)	222	27	(960)	(933)
Fidelity VIP Value Strategies Service Class 2	212	(79)	133	258	(59)	199
Templeton Foreign VIP Class 2	382	(450)	(68)	65	(162)	(97)
Templeton Global Bond VIP Class 2	1,182	(244)	938	312	(219)	93
Invesco V.I. EQV International Equity Series II	533	(222)	311	(300)	(282)	(582)
Invesco V.I. Global Series II	94	(120)	(26)	545	(564)	(19)
Invesco V.I. Main Street Small Cap Fund Series I	622	(622)	-	39	(40)	(1)
Janus Henderson Enterprise Service Shares	288	(183)	105	(73)	(181)	(254)
Janus Henderson Overseas Service Shares	487	(671)	(184)	374	(638)	(264)
LVIP American Century Mid Cap Value Service Class	614	(144)	470	343	(525)	(182)
Lazard Retirement Global Dynamic Multi-Asset Service Shares	4	(2)	2	4	(2)	2
ClearBridge Variable Mid Cap - Class II	165	(36)	129	(61)	(53)	(114)
Lord Abbett Bond Debenture Class VC	119	(91)	28	759	(580)	179
Lord Abbett Developing Growth Class VC	-	(1,274)	(1,274)	-	(277)	(277)
Lord Abbett Fundamental Equity Class VC	84	(13)	71	15	(19)	(4)
Lord Abbett Total Return Class VC	1,371	(2,644)	(1,273)	310	(450)	(140)
M Capital Appreciation	520	(897)	(377)	13	(102)	(89)
M International Equity	881	(1,352)	(471)	1,910	(1,291)	619
M Large Cap Growth	5	(9)	(4)	8	(11)	(3)
M Large Cap Value	-	(5)	(5)	-	(4)	(4)
MFS New Discovery Series - Service Class	117	(92)	25	53	(185)	(132)
MFS Utilities Series - Service Class	565	(295)	270	675	(683)	(8)
MFS Value Series - Service Class	304	(51)	253	393	(60)	333
Neuberger Berman AMT Quality Equity Class I	194	(90)	104	457	(89)	368
PIMCO Global Managed Asset Allocation - Advisor Class	860	(174)	686	7,024	(7,024)	-
PIMCO Income - Administrative Class	23	(36)	(13)	45	(22)	23
Royce Micro-Cap Service Class	676	(44)	632	589	(214)	375
T. Rowe Price Blue Chip Growth - II	1,819	(3,976)	(2,157)	404	(1,242)	(838)
T. Rowe Price Equity Income - II	564	(538)	26	211	(614)	(403)
VanEck VIP Global Resources Initial Class	1,963	(1,141)	822	1,763	(2,045)	(282)

SA-30

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

8. FINANCIAL HIGHLIGHTS

A summary of accumulation unit values ("AUV"), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Core Income Class I
2025	$13.23	812	$10,743	0.00%	0.00%	6.73%
2024	12.39	726	9,000	0.00%	0.00%	2.78%
2023	12.06	619	7,464	0.00%	0.00%	7.98%
2022	11.17	33	372	0.00%	0.00%	(12.40)%
2021	12.75	30	380	0.00%	0.00%	(0.39)%
Diversified Bond Class I
2025	$18.70	18,910	$353,680	0.00%	0.00%	7.84%
2024	17.34	17,981	311,857	0.00%	0.00%	1.62%
2023	17.07	16,616	283,575	0.00%	0.00%	3.60%
2022	16.47	15,536	255,919	0.00%	0.00%	(18.62)%
2021	20.24	15,643	316,639	0.00%	0.00%	(1.93)%
Floating Rate Income Class I
2025	$17.72	9,300	$164,796	0.00%	0.00%	6.30%
2024	16.67	9,122	152,050	0.00%	0.00%	8.05%
2023	15.43	8,771	135,303	0.00%	0.00%	13.66%
2022	13.57	8,688	117,920	0.00%	0.00%	(1.54)%
2021	13.79	8,268	113,981	0.00%	0.00%	4.62%
High Yield Bond Class I
2025	$38.46	14,772	$568,149	0.00%	0.00%	7.27%
2024	35.85	14,553	521,770	0.00%	0.00%	7.14%
2023	33.46	15,301	512,000	0.00%	0.00%	12.22%
2022	29.82	15,351	457,731	0.00%	0.00%	(10.35)%
2021	33.26	15,717	522,748	0.00%	0.00%	5.42%
Inflation Managed Class I
2025	$30.32	17,997	$545,600	0.00%	0.00%	7.99%
2024	28.07	19,851	557,286	0.00%	0.00%	2.36%
2023	27.43	20,095	551,145	0.00%	0.00%	3.67%
2022	26.46	20,460	541,313	0.00%	0.00%	(11.87)%
2021	30.02	21,364	641,375	0.00%	0.00%	5.69%
Short Duration Bond Class I
2025	$15.78	17,752	$280,052	0.00%	0.00%	5.42%
2024	14.96	17,232	257,874	0.00%	0.00%	4.87%
2023	14.27	16,718	238,565	0.00%	0.00%	4.87%
2022	13.61	16,148	219,709	0.00%	0.00%	(4.58)%
2021	14.26	14,943	213,068	0.00%	0.00%	(0.45)%
Total Return Class I
2025	$31.28	42,393	$1,326,035	0.00%	0.00%	8.98%
2024	28.70	42,980	1,233,601	0.00%	0.00%	2.70%
2023	27.95	45,423	1,269,449	0.00%	0.00%	6.55%
2022	26.23	51,876	1,360,679	0.00%	0.00%	(14.02)%
2021	30.51	51,825	1,581,008	0.00%	0.00%	(1.13)%
Emerging Markets Debt Class I
2025	$15.69	6,762	$106,126	0.00%	0.00%	15.68%
2024	13.57	6,760	91,710	0.00%	0.00%	6.88%
2023	12.69	6,811	86,447	0.00%	0.00%	12.35%
2022	11.30	6,900	77,951	0.00%	0.00%	(9.27)%
2021	12.45	6,814	84,837	0.00%	0.00%	(6.12)%
Dividend Growth Class I
2025	$69.60	8,264	$575,107	0.00%	0.00%	14.39%
2024	60.84	10,813	657,841	0.00%	0.00%	13.24%
2023	53.73	11,575	621,894	0.00%	0.00%	13.32%
2022	47.41	11,558	547,955	0.00%	0.00%	(10.49)%
2021	52.97	11,259	596,361	0.00%	0.00%	25.80%

SA-31

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Equity Index Class I
2025	$71.21	118,039	$8,405,374	0.00%	0.00%	17.55%
2024	60.58	113,076	6,849,725	0.00%	0.00%	24.66%
2023	48.59	131,365	6,383,284	0.00%	0.00%	25.93%
2022	38.59	130,592	5,038,914	0.00%	0.00%	(18.31)%
2021	47.23	133,207	6,291,787	0.00%	0.00%	28.37%
Focused Growth Class I
2025	$147.92	3,838	$567,762	0.00%	0.00%	17.95%
2024	125.41	4,643	582,274	0.00%	0.00%	27.95%
2023	98.02	4,096	401,436	0.00%	0.00%	37.96%
2022	71.05	4,233	300,738	0.00%	0.00%	(33.80)%
2021	107.32	4,671	501,297	0.00%	0.00%	19.79%
Growth Class I
2025	$54.04	18,160	$981,330	0.00%	0.00%	12.01%
2024	48.24	18,928	913,156	0.00%	0.00%	31.82%
2023	36.60	20,045	733,615	0.00%	0.00%	35.55%
2022	27.00	21,428	578,588	0.00%	0.00%	(31.21)%
2021	39.25	21,767	854,432	0.00%	0.00%	23.42%
Large-Cap Core Class I
2025	$62.05	28,073	$1,741,903	0.00%	0.00%	14.43%
2024	54.22	29,140	1,580,036	0.00%	0.00%	23.96%
2023	43.74	29,433	1,287,437	0.00%	0.00%	27.06%
2022	34.43	33,643	1,158,183	0.00%	0.00%	(20.61)%
2021	43.37	35,010	1,518,262	0.00%	0.00%	27.76%
Large-Cap Growth Class I
2025	$61.94	24,063	$1,490,495	0.00%	0.00%	15.39%
2024	53.68	25,747	1,382,146	0.00%	0.00%	29.97%
2023	41.30	27,903	1,152,452	0.00%	0.00%	45.12%
2022	28.46	31,381	893,170	0.00%	0.00%	(37.90)%
2021	45.83	29,886	1,369,716	0.00%	0.00%	20.27%
Large-Cap Value Class I
2025	$54.74	28,362	$1,552,546	0.00%	0.00%	9.97%
2024	49.78	28,945	1,440,770	0.00%	0.00%	7.97%
2023	46.10	29,836	1,375,499	0.00%	0.00%	14.91%
2022	40.12	33,168	1,330,718	0.00%	0.00%	(6.63)%
2021	42.97	35,624	1,530,730	0.00%	0.00%	26.12%
Mid-Cap Growth Class I
2025	$50.77	16,935	$859,780	0.00%	0.00%	2.22%
2024	49.67	17,076	848,126	0.00%	0.00%	2.48%
2023	48.47	16,908	819,453	0.00%	0.00%	19.62%
2022	40.52	18,071	732,190	0.00%	0.00%	(30.72)%
2021	58.49	18,036	1,054,905	0.00%	0.00%	16.67%
Mid-Cap Plus Bond Alpha Class I
2025	$90.18	13,397	$1,208,105	0.00%	0.00%	9.01%
2024	82.72	14,526	1,201,669	0.00%	0.00%	14.95%
2023	71.96	15,313	1,101,951	0.00%	0.00%	15.35%
2022	62.39	16,716	1,042,881	0.00%	0.00%	(17.26)%
2021	75.40	17,758	1,338,923	0.00%	0.00%	16.40%
Mid-Cap Value Class I
2025	$70.85	1,278	$90,552	0.00%	0.00%	11.15%
2024	63.74	722	46,035	0.00%	0.00%	10.31%
2023	57.78	766	44,278	0.00%	0.00%	16.39%
2022	49.65	752	37,344	0.00%	0.00%	(7.26)%
2021	53.54	721	38,620	0.00%	0.00%	27.03%
Small-Cap Equity Class I
2025	$55.75	3,607	$201,101	0.00%	0.00%	7.83%
2024	51.70	4,070	210,433	0.00%	0.00%	9.70%
2023	47.13	4,340	204,531	0.00%	0.00%	12.97%
2022	41.72	4,319	180,166	0.00%	0.00%	(12.92)%
2021	47.91	4,360	208,882	0.00%	0.00%	26.46%

SA-32

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Small-Cap Growth Class I
2025	$36.23	2,722	$98,627	0.00%	0.00%	11.99%
2024	32.35	2,904	93,947	0.00%	0.00%	6.55%
2023	30.36	3,296	100,085	0.00%	0.00%	14.20%
2022	26.59	3,716	98,801	0.00%	0.00%	(29.92)%
2021	37.94	3,923	148,840	0.00%	0.00%	1.69%
Small-Cap Index Class I
2025	$62.91	17,187	$1,081,278	0.00%	0.00%	12.22%
2024	56.06	18,255	1,023,449	0.00%	0.00%	10.84%
2023	50.58	19,601	991,462	0.00%	0.00%	16.20%
2022	43.53	19,557	851,313	0.00%	0.00%	(20.86)%
2021	55.01	20,490	1,127,101	0.00%	0.00%	14.24%
Small-Cap Value Class I
2025	$78.53	9,392	$737,523	0.00%	0.00%	5.70%
2024	74.29	9,181	682,046	0.00%	0.00%	6.18%
2023	69.96	9,334	653,016	0.00%	0.00%	7.53%
2022	65.07	9,580	623,354	0.00%	0.00%	(16.81)%
2021	78.21	9,687	757,694	0.00%	0.00%	35.61%
Value Class I
2025	$43.52	8,925	$388,375	0.00%	0.00%	20.39%
2024	36.15	9,078	328,133	0.00%	0.00%	10.14%
2023	32.82	9,711	318,706	0.00%	0.00%	3.77%
2022	31.63	11,368	359,527	0.00%	0.00%	(0.53)%
2021	31.80	12,002	381,619	0.00%	0.00%	21.64%
Value Advantage Class I
2025	$32.77	13,270	$434,820	0.00%	0.00%	9.57%
2024	29.91	13,338	398,867	0.00%	0.00%	16.50%
2023	25.67	13,648	350,342	0.00%	0.00%	9.60%
2022	23.42	14,001	327,910	0.00%	0.00%	(4.07)%
2021	24.41	13,717	334,879	0.00%	0.00%	28.52%
Emerging Markets Class I
2025	$76.21	14,399	$1,097,344	0.00%	0.00%	33.37%
2024	57.14	14,224	812,804	0.00%	0.00%	(1.52)%
2023	58.03	13,971	810,691	0.00%	0.00%	8.95%
2022	53.26	14,057	748,687	0.00%	0.00%	(25.27)%
2021	71.27	13,289	947,133	0.00%	0.00%	(8.28)%
International Large-Cap Class I
2025	$41.25	39,999	$1,649,923	0.00%	0.00%	22.58%
2024	33.65	41,274	1,388,928	0.00%	0.00%	3.68%
2023	32.46	41,159	1,335,957	0.00%	0.00%	18.65%
2022	27.36	42,162	1,153,406	0.00%	0.00%	(15.19)%
2021	32.26	42,311	1,364,858	0.00%	0.00%	14.78%
International Small-Cap Class I
2025	$23.50	10,065	$236,552	0.00%	0.00%	23.41%
2024	19.04	8,097	154,208	0.00%	0.00%	(0.98)%
2023	19.23	7,988	153,633	0.00%	0.00%	17.23%
2022	16.41	6,442	105,688	0.00%	0.00%	(17.09)%
2021	19.79	6,309	124,849	0.00%	0.00%	13.87%
International Value Class I
2025	$26.70	36,666	$978,994	0.00%	0.00%	47.74%
2024	18.07	38,285	691,876	0.00%	0.00%	3.89%
2023	17.40	39,067	679,586	0.00%	0.00%	20.20%
2022	14.47	45,572	659,486	0.00%	0.00%	(1.26)%
2021	14.66	48,852	716,013	0.00%	0.00%	20.36%
Health Sciences Class I
2025	$130.06	12,091	$1,572,489	0.00%	0.00%	16.29%
2024	111.84	12,933	1,446,412	0.00%	0.00%	4.04%
2023	107.50	13,428	1,443,478	0.00%	0.00%	3.42%
2022	103.94	14,225	1,478,567	0.00%	0.00%	(5.80)%
2021	110.35	14,617	1,612,991	0.00%	0.00%	12.38%

SA-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Real Estate Class I
2025	$83.31	11,849	$987,089	0.00%	0.00%	2.12%
2024	81.57	11,811	963,480	0.00%	0.00%	7.51%
2023	75.87	12,040	913,519	0.00%	0.00%	13.01%
2022	67.14	12,311	826,519	0.00%	0.00%	(25.64)%
2021	90.29	12,417	1,121,100	0.00%	0.00%	40.32%
Technology Class I
2025	$56.13	14,130	$793,141	0.00%	0.00%	22.65%
2024	45.77	15,049	688,725	0.00%	0.00%	37.45%
2023	33.30	15,654	521,233	0.00%	0.00%	53.68%
2022	21.67	18,107	392,318	0.00%	0.00%	(36.06)%
2021	33.89	18,169	615,692	0.00%	0.00%	13.86%
PSF Avantis Balanced Allocation Class I
2025 (4)
2024 (4)
2023 (4)
01/01/2022 - 09/16/2022(4)	$14.22	-	$-	0.00%	0.00%	(15.71)%
2021	16.87	1	10	0.00%	0.00%	12.50%
Pacific Dynamix - Conservative Growth Class I
2025	$29.31	305	$8,937	0.00%	0.00%	11.93%
2024	26.18	246	6,452	0.00%	0.00%	8.54%
2023	24.12	487	11,743	0.00%	0.00%	11.68%
2022	21.60	428	9,251	0.00%	0.00%	(14.38)%
2021	25.23	368	9,274	0.00%	0.00%	6.44%
Pacific Dynamix - Moderate Growth Class I
2025	$38.97	12,419	$483,928	0.00%	0.00%	13.94%
2024	34.20	12,857	439,683	0.00%	0.00%	12.12%
2023	30.50	13,479	411,122	0.00%	0.00%	15.04%
2022	26.51	14,172	375,745	0.00%	0.00%	(15.69)%
2021	31.45	14,818	465,990	0.00%	0.00%	10.62%
Pacific Dynamix - Growth Class I
2025	$49.68	13,314	$661,400	0.00%	0.00%	16.49%
2024	42.65	19,794	844,134	0.00%	0.00%	13.90%
2023	37.44	20,304	760,239	0.00%	0.00%	16.98%
2022	32.01	23,522	752,879	0.00%	0.00%	(16.69)%
2021	38.42	26,948	1,035,282	0.00%	0.00%	14.33%
Portfolio Optimization Conservative Class I
2025 (4)
2024 (4)
01/01/2023 - 08/23/2023(4)	$14.22	-	$-	0.00%	0.00%	3.94%
2022	13.68	420	5,741	0.00%	0.00%	(13.67)%
2021	15.85	396	6,272	0.00%	0.00%	2.20%
Portfolio Optimization Moderate-Conservative Class I
2025	$21.05	974	$20,496	0.00%	0.00%	12.06%
2024	18.78	1,217	22,852	0.00%	0.00%	8.41%
2023	17.33	1,820	31,538	0.00%	0.00%	11.06%
2022	15.60	3,606	56,251	0.00%	0.00%	(14.90)%
2021	18.33	3,827	70,167	0.00%	0.00%	6.28%
Portfolio Optimization Moderate Class I
2025	$24.95	89,444	$2,231,464	0.00%	0.00%	13.27%
2024	22.03	93,457	2,058,387	0.00%	0.00%	11.21%
2023	19.80	98,717	1,955,081	0.00%	0.00%	13.88%
2022	17.39	99,457	1,729,731	0.00%	0.00%	(15.72)%
2021	20.63	100,676	2,077,411	0.00%	0.00%	9.18%
Portfolio Optimization Growth Class I
2025	$28.25	157,446	$4,447,369	0.00%	0.00%	15.31%
2024	24.50	161,601	3,958,755	0.00%	0.00%	11.36%
2023	22.00	159,771	3,514,648	0.00%	0.00%	14.45%
2022	19.22	163,817	3,148,752	0.00%	0.00%	(16.88)%
2021	23.12	165,533	3,827,734	0.00%	0.00%	13.12%

SA-34

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Portfolio Optimization Aggressive-Growth Class I
2025	$30.63	61,569	$1,886,161	0.00%	0.00%	17.08%
2024	26.17	71,266	1,864,728	0.00%	0.00%	12.37%
2023	23.29	72,985	1,699,519	0.00%	0.00%	15.96%
2022	20.08	74,200	1,489,992	0.00%	0.00%	(17.51)%
2021	24.34	71,411	1,738,272	0.00%	0.00%	15.68%
American Funds IS Asset Allocation Class 4
2025	$55.19	1,388	$76,601	1.88%	0.00%	15.59%
2024	47.75	1,305	62,307	2.01%	0.00%	16.11%
2023	41.12	1,297	53,329	2.04%	0.00%	14.02%
2022	36.06	1,330	47,950	1.35%	0.00%	(13.66)%
2021	41.77	4,313	180,151	1.43%	0.00%	14.84%
American Funds IS Growth Class 4
2025	$113.14	16,944	$1,917,086	0.13%	0.00%	19.93%
2024	94.35	17,680	1,668,047	0.18%	0.00%	31.30%
2023	71.86	15,766	1,132,880	0.18%	0.00%	38.14%
2022	52.02	16,019	833,274	0.10%	0.00%	(30.11)%
2021	74.43	16,434	1,223,223	0.06%	0.00%	21.68%
American Funds IS Growth-Income Class 4
2025	$71.67	7,383	$529,136	0.73%	0.00%	17.77%
2024	60.85	7,961	484,441	0.89%	0.00%	23.92%
2023	49.11	8,795	431,904	1.20%	0.00%	25.82%
2022	39.03	8,962	349,777	1.06%	0.00%	(16.71)%
2021	46.86	9,497	444,965	0.96%	0.00%	23.80%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2025	$21.44	2,515	$53,918	2.38%	0.00%	15.68%
2024	18.53	1,434	26,584	2.09%	0.00%	11.64%
2023	16.60	1,617	26,838	See Note (5)	0.00%	15.62%
2022	14.36	21	300	1.99%	0.00%	(14.82)%
2021	16.86	22	379	See Note (5)	0.00%	11.99%
BlackRock Basic Value V.I. Class III
2025	$45.59	5,859	$267,099	2.13%	0.00%	24.04%
2024	36.75	4,865	178,796	3.13%	0.00%	10.05%
2023	33.40	957	31,957	1.63%	0.00%	16.24%
2022	28.73	835	23,979	1.20%	0.00%	(5.12)%
2021	30.28	818	24,778	1.12%	0.00%	21.34%
BlackRock Global Allocation V.I. Class III
2025	$36.68	11,100	$407,169	4.33%	0.00%	19.51%
2024	30.69	10,492	322,020	1.16%	0.00%	8.93%
2023	28.18	15,875	447,325	2.62%	0.00%	12.49%
2022	25.05	15,103	378,322	0.00%	0.00%	(16.07)%
2021	29.85	14,679	438,135	0.74%	0.00%	6.42%
BNY Mellon VIF Appreciation Service Shares
2025	$38.10	728	$27,722	0.16%	0.00%	9.78%
2024	34.71	645	22,399	0.19%	0.00%	12.48%
2023	30.86	102	3,154	0.51%	0.00%	20.67%
2022	25.57	82	2,099	0.50%	0.00%	(18.25)%
2021	31.28	56	1,759	0.21%	0.00%	26.77%
Fidelity VIP Contrafund Service Class 2
2025	$90.70	25,581	$2,320,250	0.00%	0.00%	21.19%
2024	74.84	26,866	2,010,687	0.03%	0.00%	33.45%
2023	56.08	27,480	1,541,162	0.27%	0.00%	33.12%
2022	42.13	28,004	1,179,840	0.27%	0.00%	(26.49)%
2021	57.31	28,850	1,653,429	0.03%	0.00%	27.51%
Fidelity VIP Freedom 2015 Portfolio Service Class 2
2025	$24.69	182	$4,498	2.83%	0.00%	11.66%
2024	22.11	183	4,056	3.06%	0.00%	6.21%
2023	20.82	186	3,864	3.43%	0.00%	10.64%
2022	18.82	188	3,547	1.91%	0.00%	(14.79)%
2021	22.08	191	4,217	0.86%	0.00%	7.39%

SA-35

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Freedom 2020 Portfolio Service Class 2
2025	$25.92	31	$815	2.34%	0.00%	12.99%
2024	22.94	937	21,499	2.28%	0.00%	7.40%
2023	21.36	1,556	33,235	2.85%	0.00%	12.22%
2022	19.03	2,230	42,435	1.82%	0.00%	(15.97)%
2021	22.65	2,990	67,727	0.76%	0.00%	9.26%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
2025	$28.50	546	$15,558	2.41%	0.00%	14.23%
2024	24.95	509	12,696	2.33%	0.00%	8.28%
2023	23.04	468	10,774	2.64%	0.00%	13.32%
2022	20.33	424	8,623	1.83%	0.00%	(16.64)%
2021	24.39	375	9,148	0.86%	0.00%	10.55%
Fidelity VIP Freedom 2030 Portfolio Service Class 2
2025	$29.66	1,020	$30,268	2.21%	0.00%	15.16%
2024	25.76	976	25,147	2.23%	0.00%	9.14%
2023	23.60	339	7,989	2.42%	0.00%	14.46%
2022	20.62	218	4,498	1.80%	0.00%	(17.09)%
2021	24.87	105	2,622	0.88%	0.00%	12.07%
Fidelity VIP Freedom 2035 Portfolio Service Class 2
2025	$34.18	156	$5,339	1.95%	0.00%	16.42%
2024	29.36	137	4,026	1.65%	0.00%	10.77%
2023	26.51	116	3,084	1.71%	0.00%	16.53%
2022	22.75	93	2,111	1.46%	0.00%	(17.89)%
2021	27.70	64	1,770	0.01%	0.00%	15.18%
Fidelity VIP Freedom 2045 Portfolio Service Class 2
2025	$38.16	835	$31,875	1.25%	0.00%	19.53%
2024	31.93	842	26,894	1.09%	0.00%	13.54%
2023	28.12	865	24,314	1.15%	0.00%	19.18%
2022	23.59	1,117	26,356	1.44%	0.00%	(18.45)%
2021	28.93	995	28,794	0.64%	0.00%	17.53%
Fidelity VIP Government Money Market Service Class
2025	$12.13	48,292	$585,818	3.96%	0.00%	4.04%
2024	11.66	48,329	563,516	4.89%	0.00%	5.01%
2023	11.10	51,730	574,398	4.69%	0.00%	4.80%
2022	10.60	50,804	538,277	1.32%	0.00%	1.36%
2021	10.45	51,864	542,121	0.01%	0.00%	0.01%
Fidelity VIP Growth Service Class 2
2025	$99.79	3,876	$386,775	0.05%	0.00%	14.61%
2024	87.07	4,241	369,286	0.00%	0.00%	30.07%
2023	66.94	4,099	274,399	0.00%	0.00%	35.89%
2022	49.26	3,273	161,234	0.35%	0.00%	(24.64)%
2021	65.37	2,393	156,452	0.00%	0.00%	22.90%
Fidelity VIP Mid Cap Service Class 2
2025	$54.06	18,187	$983,272	0.25%	0.00%	11.49%
2024	48.49	17,965	871,209	0.35%	0.00%	17.18%
2023	41.39	18,898	782,122	0.39%	0.00%	14.80%
2022	36.05	19,008	685,248	0.27%	0.00%	(14.97)%
2021	42.40	19,916	844,327	0.40%	0.00%	25.31%
Fidelity VIP Value Strategies Service Class 2
2025	$48.18	1,851	$89,202	0.86%	0.00%	7.70%
2024	44.74	1,718	76,871	0.84%	0.00%	9.16%
2023	40.98	1,519	62,238	1.13%	0.00%	20.61%
2022	33.98	1,121	38,077	0.98%	0.00%	(7.35)%
2021	36.68	276	10,108	1.26%	0.00%	33.34%
Templeton Foreign VIP Class 2
2025	$19.61	16,935	$332,088	2.32%	0.00%	29.19%
2024	15.18	17,003	258,083	2.41%	0.00%	(1.00)%
2023	15.33	17,100	262,160	3.19%	0.00%	20.76%
2022	12.70	17,162	217,887	3.06%	0.00%	(7.61)%
2021	13.74	17,234	236,811	1.85%	0.00%	4.16%

SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Templeton Global Bond VIP Class 2
2025	$11.68	3,523	$41,150	0.00%	0.00%	15.73%
2024	10.09	2,585	26,097	0.00%	0.00%	(11.37)%
2023	11.39	2,492	28,385	0.00%	0.00%	2.88%
2022	11.07	2,295	25,399	0.00%	0.00%	(4.95)%
2021	11.65	2,104	24,506	0.00%	0.00%	(4.99)%
Invesco V.I. EQV International Equity Series II
2025	$21.61	21,636	$467,603	1.21%	0.00%	16.23%
2024	18.59	21,325	396,527	1.53%	0.00%	0.34%
2023	18.53	21,907	405,959	0.00%	0.00%	17.87%
2022	15.72	21,751	341,963	1.45%	0.00%	(18.50)%
2021	19.29	21,686	418,367	1.07%	0.00%	5.61%
Invesco V.I. Global Series II
2025	$33.78	4,657	$157,327	0.00%	0.00%	15.01%
2024	29.37	4,683	137,562	0.00%	0.00%	15.78%
2023	25.37	4,702	119,274	0.00%	0.00%	34.45%
2022	18.87	5,123	96,671	0.00%	0.00%	(31.94)%
2021	27.72	5,185	143,729	0.00%	0.00%	15.17%
Invesco V.I. Main Street Small Cap Fund Series I
2025	$20.17	310	$6,260	0.71%	0.00%	8.70%
2024	18.55	310	5,743	0.00%	0.00%	12.68%
2023	16.46	311	5,123	1.22%	0.00%	18.13%
2022	13.94	280	3,903	1.29%	0.00%	(15.83)%
08/24/2021 - 12/31/2021	16.56	13	207	1.08%	0.00%	4.78%
Janus Henderson Enterprise Service Shares
2025	$64.84	2,847	$184,564	0.05%	0.00%	7.41%
2024	60.36	2,742	165,528	0.64%	0.00%	15.32%
2023	52.34	2,996	156,816	0.10%	0.00%	17.78%
2022	44.44	2,963	131,667	0.08%	0.00%	(16.15)%
2021	53.00	3,279	173,785	0.24%	0.00%	16.54%
Janus Henderson Overseas Service Shares
2025	$21.19	13,077	$277,148	1.35%	0.00%	28.58%
2024	16.48	13,261	218,570	1.30%	0.00%	5.58%
2023	15.61	13,525	211,154	1.49%	0.00%	10.58%
2022	14.12	11,742	165,772	1.71%	0.00%	(8.84)%
2021	15.49	11,453	177,366	1.04%	0.00%	13.29%
LVIP American Century Mid Cap Value Service Class
2025	$37.24	4,924	$183,381	1.75%	0.00%	8.83%
2024	34.22	4,454	152,424	2.41%	0.00%	8.52%
2023	31.53	4,636	146,171	2.18%	0.00%	6.03%
2022	29.74	4,406	131,043	2.16%	0.00%	(1.38)%
2021	30.16	3,506	105,738	1.09%	0.00%	23.02%
Lazard Retirement Global Dynamic Multi-Asset Service Shares
2025	$18.03	15	$265	1.12%	0.00%	15.72%
2024	15.58	13	202	0.00%	0.00%	8.60%
2023	14.35	11	160	0.00%	0.00%	10.81%
2022	12.95	9	121	0.09%	0.00%	(17.38)%
2021	15.67	8	120	2.95%	0.00%	11.94%
ClearBridge Variable Mid Cap - Class II
2025	$35.76	844	$30,200	0.01%	0.00%	4.08%
2024	34.36	715	24,584	0.38%	0.00%	9.73%
2023	31.31	829	25,972	0.02%	0.00%	12.62%
2022	27.81	715	19,881	0.10%	0.00%	(25.50)%
2021	37.32	635	23,717	0.03%	0.00%	28.39%
Lord Abbett Bond Debenture Class VC
2025	$15.80	623	$9,834	5.96%	0.00%	8.33%
2024	14.58	595	8,681	5.22%	0.00%	6.72%
2023	13.66	416	5,686	4.33%	0.00%	6.55%
2022	12.82	812	10,406	3.52%	0.00%	(12.80)%
2021	14.71	1,193	17,538	1.26%	0.00%	3.28%

SA-37

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Lord Abbett Developing Growth Class VC
2025	$42.18	6,393	$269,672	0.19%	0.00%	14.59%
2024	36.81	7,667	282,226	0.16%	0.00%	22.18%
2023	30.13	7,944	239,327	0.00%	0.00%	8.17%
2022	27.85	8,374	233,225	0.00%	0.00%	(35.98)%
2021	43.51	8,792	382,527	0.00%	0.00%	(2.75)%
Lord Abbett Fundamental Equity Class VC
2025	$40.09	412	$16,500	0.45%	0.00%	14.29%
2024	35.08	341	11,948	0.75%	0.00%	16.65%
2023	30.07	345	10,362	0.61%	0.00%	14.63%
2022	26.23	348	9,125	1.11%	0.00%	(11.98)%
2021	29.80	341	10,166	0.85%	0.00%	27.31%
Lord Abbett Total Return Class VC
2025	$12.84	5,845	$75,022	4.76%	0.00%	7.19%
2024	11.98	7,118	85,244	4.56%	0.00%	2.66%
2023	11.67	7,258	84,665	4.39%	0.00%	6.34%
2022	10.97	6,473	71,013	3.28%	0.00%	(14.05)%
2021	12.76	6,133	78,282	1.32%	0.00%	(0.24)%
M Capital Appreciation
2025	$85.40	1,229	$104,965	0.90%	0.00%	18.06%
2024	72.33	1,606	116,201	2.05%	0.00%	9.94%
2023	65.79	1,695	111,528	0.46%	0.00%	23.56%
2022	53.25	1,683	89,613	0.00%	0.00%	(18.14)%
2021	65.05	1,631	106,117	0.00%	0.00%	17.74%
M International Equity
2025	$20.22	14,192	$286,943	3.08%	0.00%	32.44%
2024	15.27	14,663	223,852	3.03%	0.00%	3.96%
2023	14.69	14,044	206,244	3.07%	0.00%	16.00%
2022	12.66	14,838	187,836	2.80%	0.00%	(14.16)%
01/13/2021 - 12/31/2021	14.75	14,191	209,273	3.75%	0.00%	7.50%
M Large Cap Growth
2025	$115.09	163	$18,756	0.00%	0.00%	19.61%
2024	96.22	167	16,066	0.00%	0.00%	25.50%
2023	76.67	170	13,042	0.00%	0.00%	32.04%
2022	58.07	168	9,781	0.00%	0.00%	(25.41)%
2021	77.85	174	13,560	0.00%	0.00%	21.49%
M Large Cap Value
2025	$54.39	86	$4,700	1.74%	0.00%	17.31%
2024	46.37	91	4,199	1.92%	0.00%	18.63%
2023	39.09	95	3,721	2.23%	0.00%	7.60%
2022	36.32	101	3,659	2.04%	0.00%	(1.45)%
2021	36.86	106	3,915	1.56%	0.00%	30.01%
MFS New Discovery Series - Service Class
2025	$47.73	3,468	$165,528	0.00%	0.00%	12.56%
2024	42.41	3,443	146,024	0.00%	0.00%	6.44%
2023	39.84	3,575	142,454	0.00%	0.00%	14.25%
2022	34.87	3,565	124,321	0.00%	0.00%	(29.99)%
2021	49.82	3,333	166,018	0.00%	0.00%	1.57%
MFS Utilities Series - Service Class
2025	$35.06	4,311	$151,158	2.78%	0.00%	14.76%
2024	30.55	4,041	123,468	2.10%	0.00%	11.34%
2023	27.44	4,049	111,115	3.41%	0.00%	(2.33)%
2022	28.10	4,386	123,227	2.39%	0.00%	0.48%
2021	27.96	3,999	111,814	1.52%	0.00%	13.82%
MFS Value Series - Service Class
2025	$24.70	5,269	$130,126	1.41%	0.00%	12.77%
2024	21.90	5,016	109,856	1.44%	0.00%	11.35%
2023	19.67	4,683	92,104	1.43%	0.00%	7.63%
2022	18.27	4,326	79,049	1.25%	0.00%	(6.14)%
2021	19.47	1,673	32,565	1.24%	0.00%	25.16%

SA-38

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Neuberger Berman AMT Quality Equity Class I
2025	$44.79	1,017	$45,550	0.00%	0.00%	13.74%
2024	39.38	913	35,934	0.23%	0.00%	25.84%
2023	31.29	545	17,044	0.34%	0.00%	26.90%
2022	24.66	356	8,781	0.42%	0.00%	(18.45)%
2021	30.24	213	6,428	0.36%	0.00%	23.48%
PIMCO Global Managed Asset Allocation - Advisor Class
2025	$20.40	1,071	$21,846	4.60%	0.00%	21.77%
2024	16.76	385	6,454	3.43%	0.00%	10.75%
2023	15.13	385	5,825	0.33%	0.00%	12.85%
2022	13.41	7,342	98,435	1.92%	0.00%	(18.40)%
2021	16.43	7,405	121,656	2.32%	0.00%	12.60%
PIMCO Income - Administrative Class
2025	$13.83	424	$5,862	5.17%	0.00%	10.21%
2024	12.55	437	5,484	5.86%	0.00%	5.42%
2023	11.91	414	4,930	5.46%	0.00%	8.27%
2022	11.00	87	955	3.45%	0.00%	(7.69)%
2021	11.92	315	3,753	2.89%	0.00%	2.00%
Royce Micro-Cap Service Class
2025	$28.36	2,502	$70,937	0.00%	0.00%	13.58%
2024	24.97	1,870	46,690	0.00%	0.00%	13.28%
2023	22.04	1,495	32,953	0.00%	0.00%	18.56%
2022	18.59	1,685	31,331	0.00%	0.00%	(22.65)%
2021	24.03	1,525	36,659	0.00%	0.00%	29.52%
T. Rowe Price Blue Chip Growth - II
2025	$96.53	17,282	$1,668,260	0.00%	0.00%	18.43%
2024	81.51	19,439	1,584,393	0.00%	0.00%	35.17%
2023	60.30	20,277	1,222,658	0.00%	0.00%	48.96%
2022	40.48	20,594	833,669	0.00%	0.00%	(38.66)%
2021	66.00	20,173	1,331,360	0.00%	0.00%	17.33%
T. Rowe Price Equity Income - II
2025	$43.94	13,978	$614,228	1.45%	0.00%	14.07%
2024	38.52	13,952	537,427	1.62%	0.00%	11.38%
2023	34.59	14,355	496,475	1.90%	0.00%	9.31%
2022	31.64	14,447	457,096	1.70%	0.00%	(3.59)%
2021	32.82	13,712	449,966	1.39%	0.00%	25.22%
VanEck VIP Global Resources Initial Class
2025	$27.48	21,882	$601,332	2.57%	0.00%	36.48%
2024	20.14	21,060	424,057	2.60%	0.00%	(2.83)%
2023	20.72	21,342	442,251	2.88%	0.00%	(3.58)%
2022	21.49	21,587	463,955	1.64%	0.00%	8.39%
2021	19.83	22,416	444,476	0.43%	0.00%	18.92%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk ("M&E") fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	There are no policy fees or expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(3)	Total returns reflect changes in unit values of the underlying portfolios and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	There has been no activity in the PSF Avantis Balanced Allocation Class I and Portfolio Optimization Conservative Class I Variable Accounts since September 16, 2022 and August 23, 2023, respectively.
(5)	The annualized investment income ratios for the BlackRock 60/40 Target Allocation ETF V.I. Class I Variable Account were 35.86% in 2021 and 73.84% in 2023. The high investment income ratios were due to large purchases received shortly before the annual investment income distribution.

SA-39

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life and Annuity Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account of Pacific Life & Annuity Company (the "Separate Account") comprising the variable accounts listed in Appendix A, including the schedules of investments as of December 31, 2025, the related statements of operations and statements of changes in net assets for the periods indicated in Appendix A, and the related notes which include financial highlights (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Pacific Select Exec Separate Account of Pacific Life & Annuity Company as of December 31, 2025, and the results of their operations and changes in their net assets for the periods indicated in Appendix A in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Accounts’ management. Our responsibility is to express an opinion on the Separate Accounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Accounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

March 13, 2026

We have served as the auditor of Pacific Select Exec Separate Account of Pacific Life & Annuity Company since 2000.

SA-40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Core Income Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Diversified Bond Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Floating Rate Income Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
High Yield Bond Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Inflation Managed Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Short Duration Bond Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Total Return Class I (formerly Managed Bond Class I)	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Emerging Markets Debt Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Dividend Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Equity Index Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Focused Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Large-Cap Core Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Large-Cap Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Large-Cap Value Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Mid-Cap Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Mid-Cap Plus Bond Alpha Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Mid-Cap Value Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Small-Cap Equity Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Small-Cap Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Small-Cap Index Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Small-Cap Value Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Value Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Value Advantage Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Emerging Markets Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
International Large-Cap Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
International Small-Cap Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
International Value Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Health Sciences Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Real Estate Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Technology Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Pacific Dynamix - Conservative Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

SA-41

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Pacific Dynamix - Moderate Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Pacific Dynamix - Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Portfolio Optimization Moderate-Conservative Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Portfolio Optimization Moderate Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Portfolio Optimization Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Portfolio Optimization Aggressive-Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Growth Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Growth-Income Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock® 60/40 Target Allocation ETF V.I. Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock® Basic Value V.I. Class III	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock® Global Allocation V.I. Class III	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BNY Mellon VIF Appreciation Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Contrafund® Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2015 Portfolio℠ Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2020 Portfolio℠ Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2025 Portfolio℠ Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2030 Portfolio℠ Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2035 Portfolio℠ Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2045 Portfolio℠ Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Government Money Market Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Growth Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Mid Cap Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Value Strategies Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Templeton Foreign VIP Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Templeton Global Bond VIP Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. EQV International Equity Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. Global Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. Main Street Small Cap Fund® Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Enterprise Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Overseas Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

SA-42

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
LVIP American Century Mid Cap Value Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lazard Retirement Global Dynamic Multi-Asset Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
ClearBridge Variable Mid Cap - Class II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Bond Debenture Class VC	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Developing Growth Class VC	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Fundamental Equity Class VC	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Total Return Class VC	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
M Capital Appreciation	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
M International Equity	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
M Large Cap Growth	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
M Large Cap Value	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® New Discovery Series - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Utilities Series - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Value Series - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Neuberger Berman AMT Quality Equity Class I (formerly Neuberger Berman Sustainable Equity Class I)	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO Global Managed Asset Allocation - Advisor Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO Income - Administrative Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Royce Micro-Cap Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Blue Chip Growth - II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Equity Income - II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
VanEck VIP Global Resources Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

SA-43

PACIFIC LIFE & ANNUITY COMPANY

Financial Statements - Statutory Basis

as of December 31, 2025 and 2024 and

for the years ended December 31, 2025, 2024 and 2023,

Supplemental Schedule of Selected Financial Data

as of and for the year ended December 31, 2025,

Supplemental Summary Investment Schedule,

Supplemental Schedule of Investment Risk Interrogatories,

and Supplemental Schedule of Reinsurance Disclosures

as of December 31, 2025

and Independent Auditor's Report

INDEPENDENT AUDITOR'S REPORT

Pacific Life & Annuity Company:

Opinions

We have audited the statutory-basis financial statements of Pacific Life & Annuity Company (the "Company"), which comprise the statements of admitted assets, liabilities, and capital and surplus - statutory basis as of December 31, 2025 and 2024, and the related statements of operations - statutory basis, capital and surplus - statutory basis, and cash flows - statutory basis for each of the three years in the period ended December 31, 2025, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions as described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Arizona Department of Insurance and Financial Institutions. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2025 audit was conducted for the purpose of forming an opinion on the 2025 statutory-basis financial statements as a whole. The supplemental schedule of selected financial data, the supplemental summary investment schedule, the supplemental schedule of investment risk interrogatories, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2025 are presented for purposes of additional analysis and are not a required part of the 2025 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2025 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2025 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Costa Mesa, California

March 30, 2026

Pacific Life & Annuity Company

S T A T E M E N T S   O F   A D M I T T E D   A S S E T S,

L I A B I L I T I E S   A N D   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

	December 31,
(In Millions, except share data)	2025	2024
ADMITTED ASSETS
Bonds	$8,022	$6,965
Common stocks	8	6
Mortgage loans	758	583
Cash, cash equivalents and short-term investments	74	219
Contract loans	21	20
Derivatives	13	9
Other invested assets	61	59
Investment income due and accrued	92	77
Net deferred tax asset	47	36
Other assets	13	7
Separate account assets	3,650	3,364

TOTAL ADMITTED ASSETS	$12,759	$11,345

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
Aggregate reserves	$7,228	$6,193
Liability for deposit-type contracts	1,219	1,157
Transfers to separate accounts due or accrued, net	(71)	(62)
Other liabilities	109	93
Asset valuation reserve	2
Separate account liabilities	3,650	3,364
TOTAL LIABILITIES	12,137	10,745
Capital and Surplus:
Common stock - $1 par value; 5 million shares authorized; 2.9 million shares issued and outstanding	3	3
Paid-in surplus	184	184
Unassigned surplus	435	413
TOTAL CAPITAL AND SURPLUS	622	600

TOTAL LIABILITIES AND CAPITAL AND SURPLUS	$12,759	$11,345

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

S T A T E M E N T S   O F   O P E R A T I O N S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2025	2024	2023
REVENUES
Premiums and annuity considerations	$1,820	$1,113	$1,787
Net investment income	439	396	315
Separate account fees	67	66	62
Other income	10	14	12
TOTAL REVENUES	2,336	1,589	2,176

BENEFITS AND EXPENSES
Current and future policy benefits	2,173	1,398	2,024
Commission expense	62	50	59
Operating expenses	35	26	32
TOTAL BENEFITS AND EXPENSES	2,270	1,474	2,115

NET GAIN BEFORE FEDERAL INCOME TAXES	66	115	61
Federal income tax expense	12	32	16

NET GAIN FROM OPERATIONS	54	83	45
Net realized capital losses less tax	(42)	(49)	(50)

NET INCOME (LOSS)	$12	$34	$(5)

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

S T A T E M E N T S   O F   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

(In Millions)	Common Stock	Paid-in Surplus	Unassigned Surplus	Total
BALANCES, JANUARY 1, 2023	$3	$135	$336	$474
Net loss			(5)	(5)
Change in net unrealized capital gains less tax			22	22
Change in net deferred income tax			13	13
Change in nonadmitted assets			(8)	(8)
Capital contribution from parent		49		49
BALANCES, DECEMBER 31, 2023	3	184	358	545
Net income			34	34
Change in net unrealized capital gains less tax			7	7
Change in net deferred income tax			18	18
Change in nonadmitted assets			(4)	(4)
Change in asset valuation reserve			2	2
Other surplus adjustments			(2)	(2)
BALANCES, DECEMBER 31, 2024	3	184	413	600
Net income			12	12
Change in net unrealized capital gains less tax			7	7
Change in net deferred income tax			9	9
Change in nonadmitted assets			3	3
Change in asset valuation reserve			(2)	(2)
Other surplus adjustments			(7)	(7)
BALANCES, DECEMBER 31, 2025	$3	$184	$435	$622

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

S T A T E M E N T S   O F   C A S H F L O W S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums collected, net of reinsurance	$1,816	$1,101	$1,787
Net investment income	417	387	295
Other income	77	80	74
Benefits and loss related payments	(1,207)	(1,009)	(891)
Net transfers from separate accounts	118	146	104
Commissions, expenses paid and other deductions	(92)	(76)	(91)
Federal income taxes paid, net	(16)	(36)	(4)
NET CASH PROVIDED BY OPERATING ACTIVITIES	1,113	593	1,274

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
Bonds	1,554	562	252
Mortgage loans	101	62	28
Other invested assets		10
Miscellaneous proceeds	15	10	45
Cost of investments acquired:
Bonds	(2,611)	(1,112)	(1,564)
Stocks	(2)	(1)
Mortgage loans	(275)	(159)	(122)
Other invested assets	(5)	(6)
Miscellaneous applications	(57)	(47)	(64)
Net increase in contract loans	(1)	(1)	(9)
NET CASH USED IN INVESTING ACTIVITIES	(1,281)	(682)	(1,434)

CASH FLOWS FROM FINANCING AND MISCELLANEOUS ACTIVITIES
Net deposits on deposit-type contracts	10	68	57
Other cash provided	13	9	1
NET CASH PROVIDED BY FINANCING AND MISCELLANEOUS ACTIVITIES	23	77	58

Net change in cash, cash equivalents and short-term investments	(145)	(12)	(102)
Cash, cash equivalents and short-term investments, beginning of year	219	231	333

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$74	$219	$231

SUPPLEMENTAL DISCLOSURES OF NON-CASH TRANSACTIONS
Bond exchanges	$88	$50	$44
Assets in-kind received as premiums		12
Additional paid in capital			49

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S - S T A T U T O R Y   B A S I S

1.        NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Pacific Life & Annuity Company (the Company) is a stock life insurance company domiciled in the State of Arizona and a wholly owned subsidiary of Pacific Life Insurance Company (Pacific Life), a stock life insurance company domiciled in the State of Nebraska. Pacific Life is a wholly-owned subsidiary of Pacific LifeCorp, an intermediate Delaware stock holding company. Pacific LifeCorp is a wholly owned subsidiary of Pacific Mutual Holding Company (PMHC), a Nebraska mutual holding company.

The Company provides life insurance products, individual annuities and mutual funds, group accident and health insurance products, and investment products in the United States. The Company is licensed to sell in all 50 states, including the State of New York.

BASIS OF PRESENTATION

The Company prepares its financial statements - statutory basis in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions (AZ DIFI). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the AZ DIFI. Prescribed statutory accounting practices include state laws and regulations. Additionally, the Director of the AZ DIFI has the right to permit other specific practices, which deviate from prescribed practices, of which there were none.

NAIC SAP differs in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), which in some cases may be material. See Note 2.

The Company determined operating expenses were incorrectly allocated to its parent company, Pacific Life, during the year ended December 31, 2023 and 2022, which were not restated. During 2025, the cumulative adjustment of $7 million was recorded as an increase to other liabilities and a decrease to unassigned surplus. There was no impact to assets or net income (loss).

In August 2025, the Company and Pacific Life entered into an Assumption Reinsurance Agreement (the ARA) with Guaranty Association Benefits Company (GABC) pursuant to which the Company and Pacific Life will assume all of the remaining GABC liabilities previously assumed by GABC under the Restructuring Agreement (as defined below, and such liabilities, the GABC Liabilities) which was approved by the Liquidation Order (as defined below). The GABC Liabilities consist of certain remaining annuity obligations of the insolvent Executive Life Insurance Company of New York (ELNY), as restructured and enhanced under that certain Agreement of Restructuring in Connection with the Liquidation of Executive Life Insurance Company of New York, dated April 2012 (the Restructuring Agreement). In April 2012, the Supreme Court of the State of New York, County of Nassau (the Liquidation Court) entered an Order of Liquidation and Approval of the ELNY Restructuring Agreement (the Liquidation Order), which approved the Restructuring Agreement. The Restructuring Agreement provides that GABC should seek to transfer all of its assumed liabilities to a commercial insurer; hence, GABC entered the ARA with the Company and Pacific Life.

In December 2025, GABC gave public notice that it has petitioned the Liquidation Court for an order, in furtherance of the Liquidation Order to, inter alia, approve the ARA and the transactions it contemplates. The Company is expecting to receive a response from the Liquidation Court in the first half of 2026. The assumption will have no significant impact to the Company's operations or surplus position.

The Company has evaluated events subsequent to December 31, 2025 through the date the financial statements - statutory basis were available to be issued and has concluded that no events have occurred that require adjustments to these financial statements - statutory basis.

USE OF ESTIMATES

The preparation of financial statements - statutory basis in conformity with accounting practices prescribed or permitted by regulatory authorities requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements - statutory basis and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

Effective January 1, 2025, the Company adopted revisions to NAIC Statement of Statutory Accounting Principles (SSAP) No. 21, Other Admitted Assets, SSAP No. 26, Bonds, SSAP No. 41, Surplus Notes, and SSAP No. 43, Asset-Backed Securities, as part of the Principles-Based Bond Definition Project. These revisions define bonds as any security representing a creditor relationship, whereby there is a fixed schedule for one or more future payments, which qualifies as either an issuer credit obligation or an asset-backed security, previously referred to collectively as loan-backed and structured securities (LBASS). The Company adopted the new guidance on a prospective basis, along with the corresponding changes to disclosures in Notes 3 and 4. There was no impact to surplus or net income (loss) due to the adoption.

Effective August 2023, the Company adopted revisions in Interpretation 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (INT 23-01), that amends SSAP No. 7, Asset Valuation Reserve and Interest Maintenance Reserve, and the annual statement instructions for the reporting of net negative (disallowed) interest maintenance reserve (IMR) which provides optional, limited-time guidance allowing the admittance of net negative (disallowed) IMR up to 10% of adjusted capital and surplus. As detailed within the additional revisions adopted in August 2025, this change will be effective until December 31, 2026, and automatically nullified on January 1, 2027, but the effective date can be adjusted. The Company does not have negative IMR as of December 31, 2025 and 2024.

INVESTMENTS

Bonds not backed by other loans are generally stated at amortized cost using the effective interest method. Bonds, including asset-backed securities, with a NAIC designation of 6 are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual bonds that do not possess or no longer possess an effective call option shall be reported at fair value regardless of NAIC designation, otherwise reported at amortized cost. Securities that do not meet the definition of a bond are carried at the lower of cost or market and reported as other invested assets.

Asset-backed securities are generally stated at amortized cost using the effective interest method. Income is determined considering anticipated cash flows based on industry prepayment models and internal estimates. These assumptions are consistent with the current interest rate and economic conditions at the time of valuation. For asset-backed securities purchased with high credit quality and fixed interest rates, the effective yield is recalculated on a retrospective basis. For all other asset-backed securities, including those where cash flows are deemed other than temporarily impaired, effective yield is recalculated on a prospective basis.

Investments in unaffiliated common stocks are valued at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Investments in common stock of subsidiary, controlled and affiliated (SCA) insurance companies are carried at the statutory capital and surplus of the entity. Investments in non-insurance SCA entities are carried at the audited U.S. GAAP equity of the investee, with adjustments taken based on statutory principles of accounting when required.

Distributions to the Company from subsidiaries, reflecting net revenues and expenses, net of taxes, are recorded by the Company as net investment income when declared, with a corresponding reduction to unassigned surplus, to the extent they are not in excess of undistributed accumulated earnings. Any dividends declared in excess of the undistributed accumulated earnings are recorded as a return of capital which is a reduction of the investment. Any undistributed net revenue and expense, net of tax, is recorded to unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Other than temporary impairment (OTTI) evaluation is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates investments for potential OTTI at least on a quarterly basis.

The Company writes down all investments that are deemed to be other than temporarily impaired in the period the securities are deemed to be impaired. Investments in common stock and bonds, except for asset-backed securities, are written down to fair value. Investments in asset-backed securities are written down to the present value of cash flows expected to be collected, discounted at the security's effective interest rate. Any investment that the Company intends to sell at a realized loss or would be required to sell at a realized loss prior to recovery is written down to fair value. The Company records OTTI in net realized capital gains (losses) less tax.

In determining whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: the extent and duration of the decline in value, the reasons for the decline (credit event, currency or interest rate related, including spread widening), the Company’s inability or lack of intent to retain the investment for a period of time sufficient to recover the amortized cost basis, and the performance of the security’s underlying collateral and projected future cash flows. In projecting future cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees, unamortized premiums and discounts, and impairment losses. Mortgage loans on real estate do not include accrued interest, which is included in investment income due and accrued.

The Company accrues interest income on impaired loans and bonds to the extent it is deemed collectible, and the loans and bonds continue to perform under their original or restructured contractual terms. If any interest income due and accrued is deemed uncollectible, interest accrual ceases and previously accrued amounts are written off. Accrued interest income more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued over 90 days past due is nonadmitted. The Company generally recognizes interest income on its impaired loans upon receipt. Gross and admitted amounts for interest income due and accrued were $92 million and $77 million as of December 31, 2025 and 2024, respectively. The cumulative amount of paid-in-kind interest included in the principal balance was $5 million as of December 31, 2025 and 2024.

Short-term investments are stated at amortized cost and approximate fair value. Short-term investments include, but are not limited to, bonds and commercial paper whose maturities at the time of purchase were greater than three months and less than or equal to one year. Cash and cash equivalents are stated at amortized cost and approximate fair value. Cash and cash equivalents include money market instruments, cash on deposit and highly liquid debt instruments with maturities of three months or less from purchase date.

Contract loans are carried at their unpaid principal balance.

The Company generally carries its investments in joint ventures, partnerships and limited liability companies based on the underlying audited U.S. GAAP equity of the investee. These investments include affiliated companies as well as those where the Company has minor ownership interests. These assets are reported in other invested assets with changes in value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. An impairment occurs if it is probable that the Company will be unable to recover the carrying amount of the investment. The investment is written down to fair value as the new cost basis, and OTTI is recorded in net realized capital gains (losses) less tax.

DERIVATIVE INSTRUMENTS

The Company applies hedge accounting as prescribed by SSAP No. 86, Derivatives, by designating derivative instruments as either fair value or cash flow hedges. To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and throughout the life of the hedging relationship.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are considered effective hedges and are reported in the financial statements - statutory basis in a manner consistent with the hedged asset or liability (amortized cost or fair value). Changes in the carrying value of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the carrying value of the hedged asset or liability are recorded.

To the extent the Company chooses not to designate a derivative as a hedge or the designated derivative no longer meets the criteria of an effective hedge, the derivative is accounted for at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax and any change in fair value attributable to changes in foreign exchange rates are reflected as adjustments to unassigned surplus as a change in net unrealized foreign exchange capital gain (loss) consistent with the hedged items. When these derivative instruments are terminated, the gains and losses are reported as net realized capital gains (losses) less tax.

The carrying value of derivatives is calculated based on the gross derivative asset or liability position. If the carrying value of the derivative is positive, the amount is recorded in derivatives. If the carrying value of the derivative is negative, the amount is recorded in other liabilities. The Company’s receivable for the return of cash collateral pledged is recorded in other invested assets. The Company’s obligation to return cash collateral received is recorded in other liabilities.

Gains and losses on terminated derivative instruments that are hedging bonds are subject to the IMR. Gains and losses on terminated forward starting swap positions that are hedging anticipatory purchases of bonds are deferred to unearned investment income, included in other liabilities, if the effective date of the forward starting swap is beyond the current fiscal year. Once the effective date is within the current fiscal year, the gains and losses are transferred from unearned investment income to the IMR and amortized to net investment income over the life of the bond.

Periodic net settlements on derivatives designated as hedges are recorded on an accrual basis consistent with the hedged items. Periodic net settlements on derivatives not designated as hedging are recorded on an accrual basis in net investment income.

The periodic cash flows resulting from the termination of derivative contracts are reflected on a gross basis within the statements of cash flows - statutory basis. Cash received on termination, resulting in a realized gain, is reported in miscellaneous proceeds with cash paid upon termination, resulting in a realized loss, reported in miscellaneous applications.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The asset valuation reserve (AVR) is computed in accordance with a prescribed formula and is designed to stabilize surplus against valuation and credit-related losses for certain investments. Changes to the AVR are reported as direct additions to, or deductions from, unassigned surplus. The IMR results in the deferral of after tax realized capital gains and losses attributable to interest rate fluctuations on bonds and other investments. These capital gains and losses are amortized into net investment income over the remaining life of the investment sold. Net negative (disallowed) IMR is admitted up to 10% of adjusted capital and surplus under INT 23-01 and reported in other assets.

NET INVESTMENT INCOME

Net investment income consists of interest, dividend, and accretion income, net of amortization and investment expenses, partnership realized income, and periodic net settlements on derivatives. Interest income for bonds is recognized on an accrual basis. Dividend income for common stock is recognized as earned on the ex-dividend date. Amortization and accretion are determined by the effective interest method based on estimated principal repayments. Accrual of interest income is suspended, and any existing accrual balances are written off, for bonds that are in default or when it is probable the interest due and accrued is uncollectible. Prepayment penalties for bonds and prepayment premiums for mortgage loans are recorded as net investment income. Investment income from SCA entities is described above.

NET REALIZED CAPITAL GAINS (LOSSES)

Net realized capital gains (losses) are determined on the specific identification method and are presented net of Federal income taxes and transfers to the IMR.

AGGREGATE RESERVES AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Life insurance reserves are valued using the net level premium method, the Commissioners' Reserve Valuation Method (CRVM), or other modified reserve methods. Reserves for individual variable annuities are held in accordance with the NAIC Valuation Manual, Section 21. Reserves for individual fixed annuities are maintained using the Commissioners' Annuity Reserve Valuation Method. Group annuity reserves are valued using the CRVM.

The Company establishes loss liabilities for claims that have been incurred before the valuation date, but have not yet been paid. An expense liability is established associated with paying those claims.

The Company waives deduction of deferred fractional premium upon death of insured. The Company does not return any portion of the final premium for periods beyond the date of death. Continuous or modal premium assumptions are used for all reserves. All reserves are equal to the greater of the computed reserve and surrender value or, on certain products, a higher alternative comparison value.

Payments received on deposit-type contracts, which do not incorporate any mortality or morbidity risk, are recorded directly to the liability for deposit-type contracts. Interest credited to deposit-type contracts is recorded as an expense in the statements of operations - statutory basis when earned under the terms of the contract. Payments to contract holders are recorded as current and future policy benefits expense to the extent that such payments differ from the recorded liability.

SEPARATE ACCOUNTS

Separate account assets represent legally segregated funds and are recorded at fair value. Separate account liabilities represent the Company's contractual obligations based on the provisions of the contracts. All contractual guarantees are recorded in general account aggregate reserves.

TRANSFERS TO SEPARATE ACCOUNTS DUE OR ACCRUED, NET

Transfers to separate accounts due or accrued consist primarily of amounts accrued from the separate account for expense allowances recognized in reserves. These amounts represent the excess of separate account contract values over statutory reserves held in the separate account.

REINSURANCE

The Company has reinsurance contracts with other insurance companies and affiliates to limit potential losses, reduce exposure from larger risks, and provide additional capacity for growth. As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers, or other features at any time.

The ceding of risk does not discharge the Company from its primary obligations to contract owners. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable. The Company evaluates the financial strength and stability of each reinsurer prior to entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Reserve adjustments on reinsurance ceded, included in other income, relate to amounts ceded by the Company in connection with modified coinsurance reinsurance agreements. These amounts primarily represent ceded current and future policy benefits, net investment income, and net realized capital gains (losses) less tax related to these agreements.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.

For the years ended December 31, 2025, 2024 and 2023, premiums assumed were an immaterial amount and premiums ceded were $4 million. As of December 31, 2025 and 2024, reserve credits recorded on ceded reinsurance were $6 million.

The estimated amount of the aggregate reduction in surplus of termination of all reinsurance agreements, by either party, was $1 million as of December 31, 2025 and 2024.

REVENUES, BENEFITS AND EXPENSES

Life insurance and accident and health premiums are recognized as income when due from the policyholder under the terms of the insurance contract. Premiums for flexible premium products are recognized when received from the policyholder. Annuity considerations are recognized as premiums when received.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

FOREIGN CURRENCY

The Company has financial instruments denominated in currencies other than the U.S. dollar. All assets and liabilities denominated in foreign currencies are remeasured at year end exchange rates, while revenue and expenses are measured at the transaction date and recorded in net unrealized capital gains (losses) less tax. The Company primarily uses foreign currency interest rate swaps to manage its foreign exchange risk.

FEDERAL INCOME TAXES

The Company is taxed as a life insurance company for income tax purposes, and its operations are included in the consolidated Federal income tax return of PMHC, the Company's ultimate parent. The method of tax allocation between companies is subject to written tax sharing agreements, approved by the Company’s Board of Directors. Allocation is based upon separate return calculations with current credit for net losses to the extent utilized in the consolidated return. If the consolidated return has tax losses, intercompany balances are generally settled as refunds are received. If the consolidated return has a tax payable, the intercompany balances are generally settled as paid.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of a company's actual capital is measured by a comparison to the risk-based capital results. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2025 and 2024, the Company exceeded the minimum risk-based capital requirements.

2.	COMPARISON OF NAIC SAP TO U.S. GAAP

The objectives of U.S. GAAP reporting differ from the objectives of NAIC SAP reporting. U.S. GAAP stresses measurement of earnings of a business from period to period, while NAIC SAP stresses measurement of ability to pay claims in the future.

The Company prepares its financial statements - statutory basis in accordance with statutory accounting practices prescribed or permitted by the AZ DIFI, which is a comprehensive basis of accounting other than U.S. GAAP. NAIC SAP primarily differs from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions and methods, as well as reporting investments and certain assets and accounting for deferred income taxes on a different basis.

3.	INVESTMENTS

BONDS, SHORT-TERM INVESTMENTS, AND CASH EQUIVALENTS

The following table presents bonds by asset type in accordance with new guidance adopted January 1, 2025. See Note 4 for information on the Company's fair value measurements.

	Carrying Value	Fair Value	Net Unrealized Gains (Losses)
	(In Millions)
December 31, 2025:
Issuer credit obligations:
U.S. Government obligations	$6	$6
Non-U.S sovereign jurisdiction securities	106	105	$(1)
Municipal bonds - general obligation	43	43
Municipal bonds - special revenue	299	301	2
Project finance bonds issued by operating entities	253	261	8
Corporate bonds	5,303	5,154	(149)
Single entity backed obligations	50	51	1
Bonds issued by funds representing operating entities	293	286	(7)
Bank loans - acquired	10	11	1
Other issuer credit obligations	10	10
Asset-backed securities:
Agency residential mortgage-backed securities (RMBS) - not guaranteed	115	117	2
Non-agency RMBS	182	181	(1)
Non-agency commercial mortgage-backed securities (CMBS)	183	183
Non-agency collateralized obligations	265	266	1
Other financial asset-backed securities	133	134	1
Equity-backed securities	126	126
Other financial asset-backed securities - not self-liquidating	55	58	3
Lease-backed securities - practical expedient	69	69
Other non-financial asset-backed securities - practical expedient	69	71	2
Lease-backed securities - full analysis	199	202	3
Other non-financial asset-backed securities - full analysis	253	257	4
Total bonds	8,022	$7,892	$(130)
Short-term investments	4
Cash equivalents	52
Total	$8,078

The following table presents bonds, short-term investments and cash equivalents by asset type in accordance with previous guidance. Short-term investments and cash equivalents were $195 million as of December 31, 2024.

	Carrying Value	Fair Value	Net Unrealized Gains (Losses)
	(In Millions)
December 31, 2024:
U.S. Government	$6	$6
All other governments	56	52	$(4)
U.S. states, territories, and possessions	9	8	(1)
U.S. political subdivisions of states, territories, and possessions	49	50	1
U.S. special revenue and special assessment obligations	314	309	(5)
Industrial and miscellaneous	5,311	5,006	(305)
Bank loans	30	31	1
LBASS:
RMBS	223	221	(2)
CMBS	215	211	(4)
Other	947	960	13
Total	$7,160	$6,854	$(306)

The carrying value and fair value of bonds, including those classified as short-term investments and cash equivalents, as of December 31, 2025, by contractual maturity date, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Value	Fair Value
	(In Millions)
Due in one year or less	$294	$295
Due after one year through five years	1,284	1,296
Due after five years through ten years	1,606	1,615
Due after ten years	3,193	3,026
	6,377	6,232
Asset-backed securities	1,649	1,664
Total	$8,026	$7,896

The following table presents the fair value and gross unrealized losses for bonds where the fair value had declined and remained continuously below the amortized cost adjusted for OTTI:

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
			(In Millions)
December 31, 2025:
Issuer credit obligations	$361	$5	$2,100	$302	$2,461	$307
Asset-backed securities	123	1	86	10	209	11
Total	$484	$6	$2,186	$312	$2,670	$318

December 31, 2024:
U.S. Government	$6				$6
All other governments	29	$1	$11	$3	40	$4
U.S. states, territories, and possessions			8	1	8	1
U.S. political subdivisions of states, territories, and possessions	5		15		20
U.S. special revenue and special assessment obligations	51	2	57	16	108	18
Industrial and miscellaneous	896	23	2,321	357	3,217	380
Bank loans	9	1			9	1
LBASS:
RMBS	11		27	5	38	5
CMBS	22		36	6	58	6
Other	147	2	54	3	201	5
Total	$1,176	$29	$2,529	$391	$3,705	$420

The Company has evaluated investments with gross unrealized losses and has determined that the unrealized losses were primarily attributable to interest rate movements and credit spreads. The Company does not intend to sell these securities and has the intent and ability to retain these investments for a period of time sufficient to recover their amortized cost basis.

The table below summarizes the OTTI by investment type:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Bonds	$5	$4	$1
Mortgage loans			1
Total	$5	$4	$2

The following table presents all asset-backed securities with an OTTI recognized during the year ended December 31, 2025, whereby the present value of cash flows expected to be collected is less than the amortized cost basis of the securities:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement When Reported
			(In Millions)
872660A*6	$20	$15	$5	$15	$15	12/31/2025

The following table presents proceeds from sales of bonds and the resulting gross realized gains and losses:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Proceeds	$690	$12	$6
Gross realized gains	3
Gross realized losses	5

Bonds with a carrying value of $6 million as of December 31, 2025 and 2024, were held as restricted assets on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

MORTGAGE LOANS

The maximum and minimum lending rates for newly issued mortgage loans, by category, are as follows:

	Maximum	Minimum
Year Ended December 31, 2025:
Construction and land development	7.64%	6.94%
Commercial	6.34%	5.40%

Year Ended December 31, 2024:
Construction and land development	8.88%	8.88%
Commercial	7.49%	6.33%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 99% and 69% as of December 31, 2025 and 2024, respectively.

The age analysis of mortgage loans by type and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement is as follows:

Commercial
(In Millions)
December 31, 2025:
Current	$758

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$88

	Commercial	Mezzanine	Total
	(In Millions)
December 31, 2024:
Current	$556	$27	$583

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$46	$27	$73

(1)	Excluded from the commercial amounts are mortgage loan participations where the sole participants are the Company and Pacific Life. The total amounts were $670 million and $510 million as of December 31, 2025 and 2024, respectively.

The Company's mortgage loans finance various types of properties primarily throughout the U.S. and Canada. The geographic distributions of the mortgage loans were as follows:

	December 31, 2025		December 31, 2024
	($ In Millions)
Atlantic	$227	30%	$146	25%
Pacific	192	25%	224	38%
North Central	166	22%	85	15%
South Central	91	12%	66	11%
New England	51	7%	33	6%
Mountain	30	4%	28	5%
Canada	1	0%	1	0%
Total	$758	100%	$583	100%

As of December 31, 2025 and 2024, the carrying value of the largest single commercial loan was $33 million. As of December 31, 2025, the total carrying value of multiple commercial loans with a single sponsor was $33 million. As of December 31, 2024, the total carrying value of multiple commercial loans with a single sponsor, a related party to the Company, was $40 million.

For commercial mortgage loans, the Company reviews performance and credit quality on an on-going basis, including loan payment delinquencies and collateral performance. Collateral performance includes a review of the most recent collateral inspection reports and financial statements. Analysts track each loan's debt service coverage ratio (DSCR) and loan-to-value (LTV) ratio. The DSCR compares the collateral’s net operating income to its debt service payments. DSCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments. A larger DSCR indicates a greater excess of net operating income over the debt service cost. The LTV ratio compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage. LTV ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller LTV ratio indicates a greater excess of collateral value over the loan amount. The monitoring process focuses on higher risk loans, which includes those that are classified as restructured, delinquent, or in foreclosure, as well as loans with higher LTV ratios and lower DSCRs. The DSCRs and LTV ratios are updated routinely.

The following table presents the recorded investment in mortgage loans by credit quality indicator:

	December 31,
	2025	2024
	(In Millions)
LTV ratio:
Less than or equal to 65%	$524	$524
Greater than 65% to 75%	156	30
Greater than 75% to 100%	78	29
Total	$758	$583

DSCR:
Greater than 1.2x	$521	$366
Greater than 1.0x to 1.2x	109	55
Less than or equal to 1.0x	32	126
Construction (1)	96	36
Total	$758	$583

(1)	Credit quality for construction loans is based on LTV ratio, loan payment performance, and the construction progress and related costs for the underlying collateral project.

DEBT RESTRUCTURING

The Company did not have any modifications classified as troubled debt restructurings during the years ended December 31, 2025 and 2024. During the year ended December 31, 2023, the Company modified one mortgage loan with a carrying value of $14 million. The Company granted two term extensions on the loan during the year ended December 31, 2023. The first modification extended the maturity date by five months, and the second modification further extended the maturity date by two months. The modification qualified as a troubled debt restructuring and an impairment loss of $1 million was recorded. The loan matured in 2024.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company's financial assets and liabilities that are carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value. The determination of fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in inactive markets, and model-derived valuations for which all significant inputs are observable market data.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by fair value hierarchy level, the Company's financial instruments that are carried at fair value or net asset value (NAV):

	December 31, 2025
	Level 1	Level 2	Level 3	NAV	Total
	(In Millions)
Assets:
Common stocks:
Industrial and miscellaneous			$8		$8
Derivatives:
Foreign currency and interest rate swaps		$1			1
Equity derivatives	$9		3		12
Total derivatives	9	1	3	—	13
Separate account assets (1)	3,629			$21	3,650
Total	$3,638	$1	$11	$21	$3,671

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$15			$15
Total	$—	$15	$—	$—	$15

	December 31, 2024
	Level 1	Level 2	Level 3	NAV	Total
	(In Millions)
Assets:
Common stocks:
Industrial and miscellaneous			$6		$6
Derivatives:
Equity derivatives	$6		2		8
Separate account assets (1)	3,345			$19	3,364
Total	$3,351	$—	$8	$19	$3,378

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$22			$22
Total	$—	$22	$—	$—	$22

(1) Consists of separate account assets that are primarily invested in mutual funds and hedge funds. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities. Separate account liabilities are measured to equal the fair value of separate account assets.

FAIR VALUE MEASUREMENT

The following describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value.

BONDS AND COMMON STOCKS

The fair values of bonds and common stocks are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services. For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company's management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management's analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained or an internally developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally developed valuations of fair value did not produce material differences in the fair value of the portfolio. In the absence of such market observable activity, management’s best estimate is used.

Fair values determined by internally derived valuation tools use market-observable data if available. Generally, this includes using an actively traded comparable security as a benchmark for pricing. These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity and prepayment speeds. Internally developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party service have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate. Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on independent broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency swaps, interest rate swaps, equity options and equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

Derivative instruments classified as Level 1 are exchange-traded. Derivative instruments classified as Level 2 primarily include foreign currency swaps, interest rate swaps and total return swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options. These derivatives are valued using pricing models which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels and, to a lesser extent, broker quotations. A derivative instrument containing Level 2 inputs would be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

SEPARATE ACCOUNT ASSETS

The fair value of separate account assets is based on the fair value or NAV of the underlying assets. Separate account assets held at fair value primarily consist of mutual funds and hedge funds.

Level 1 separate account assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction.

Investments Measured Using the NAV Practical Expedient

Separate account assets include hedge funds where the fair value is based on the NAV obtained from the fund managers. Investment strategies related to separate account hedge funds include multi-strategy primarily invested in U.S. and international equity, fixed income, long/short equity, loans, derivatives, privately held companies and private partnerships. The redemption frequency is quarterly. There are no remaining lockup periods or unfunded commitments of investments measured using the NAV practical expedient as of December 31, 2025.

LEVEL 3 RECONCILIATION

The tables below present a reconciliation of the beginning and ending balances of the Level 3 financial instruments that are carried at fair value using significant unobservable inputs:

		Total Gains
	January 1, 2025	Included in Net Income	Included in Surplus	Purchases	Settlements	December 31, 2025
	(In Millions)
Bonds
Common stocks	$6			$2		$8
Derivatives, net	2	$1		2	$(2)	3
Total	$8	$1	$—	$4	$(2)	$11

		Total Gains (Losses)
	January 1, 2024	Included in Net Income	Included in Surplus	Purchases	Settlements	December 31, 2024
	(In Millions)
Bonds			$(2)		$2	$—
Common stocks	$5			$1		6
Derivatives, net	2	$1		2	(3)	2
Total	$7	$1	$(2)	$3	$(1)	$8

The admitted values and fair values of the Company's financial instruments are presented in the following table:

	December 31, 2025
	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
	(In Millions)
Assets:
Bonds:
Issuer credit obligations	$6,228	$6,373		$6,029	$199
Asset-backed securities	1,664	1,649		1,455	209
Common stocks	8	8			8
Mortgage loans	770	758		770
Cash, cash equivalents and short-term investments	74	74	$70	4
Contract loans	21	21			21
Derivatives, net	(2)	(2)	9	(14)	3
Other invested assets (1)	23	26		23
Separate account assets	3,650	3,650	3,629			$21
Liabilities:
Liability for deposit-type contracts	1,258	1,219			1,258
Separate account liability for deposit type contracts	1	1			1

	December 31, 2024
	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
	(In Millions)
Assets:
Bonds	$6,659	$6,965		$6,438	$221
Common stocks	6	6			6
Mortgage loans	559	583		559
Cash and cash equivalents	219	219	$219
Contract loans	20	20			20
Derivatives, net	(14)	(14)	6	(22)	2
Other invested assets (1)	17	20		17
Separate account assets	3,364	3,364	3,345			$19
Liabilities:
Liability for deposit-type contracts	1,162	1,157			1,162
Separate account liability for deposit type contracts	1	1			1

(1) Excludes investments accounted for under the equity method.

The tables above exclude the following financial instruments: investment income due and accrued and derivatives collateral receivable and payable. The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates or counterparty credit.

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2025 and 2024:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

CASH, CASH EQUIVALENTS, AND SHORT-TERM INVESTMENTS

Cash equivalents are money market mutual funds that have fair values that approximate their carrying values due to the short maturities of the underlying investments of the funds. The carrying value of cash approximates the fair value. For short-term investments with maturities of one year or less from date of purchase, excluding cash equivalents and money market mutual funds, their fair values are determined using similar valuation techniques as described above for bonds.

CONTRACT LOANS

Contract loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract's cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the contract loans is a reasonable approximation of fair value.

OTHER INVESTED ASSETS

Other invested assets consist of surplus note investments held from other insurance providers. The fair value of the surplus note investments are priced by an independent pricing service as described for bonds above.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The primary methods used to determine the estimated fair value of liability for deposit-type contracts are based on discounted cash flow methodologies using significant unobservable inputs.

SEPARATE ACCOUNT LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The statement value of separate account liability for deposit-type contracts is reported under separate account liabilities and is a reasonable estimate of their fair value because the contractual interest rates are variable and based on current market rates.

5.       DERIVATIVE INSTRUMENTS

The Company primarily utilizes derivative instruments to manage its exposure to interest rates, foreign currency, and equity risk, (collectively “market risk”) and credit risk. Derivative instruments are also used to manage the duration mismatch of general account assets and liabilities. Derivatives may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company’s OTC derivatives are primarily bilateral contracts between two counterparties. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options.

The following table summarizes the notional amount, net carrying value, and net fair value of the Company's derivative instruments by type. Cash collateral received from or pledged to counterparties is not included in the amounts below. Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the statements of admitted assets, liabilities and capital and surplus - statutory basis. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as foreign currency swaps.

	Notional Amount	Net Carrying Value	Net Fair Value
	(In Millions)
December 31, 2025:
Equity options	$57	$3	$3
Equity futures	166	9	9
Foreign currency swaps	1
Interest rate swaps	338	(14)	(14)
Total	$562	$(2)	$(2)

December 31, 2024:
Equity options	$45	$2	$2
Equity futures	130	6	6
Foreign currency swaps	1
Interest rate swaps	205	(22)	(22)
Total	$381	$(14)	$(14)

COLLATERAL

For OTC and OTC-cleared derivatives, the Company pledges and receives cash and asset collateral. Cash collateral received from counterparties was $1 million and $2 million as of December 31, 2025 and 2024, respectively. Cash collateral pledged to counterparties was $13 million and $24 million as of December 31, 2025 and 2024, respectively.

The Company is required to pledge initial margin for all futures contracts. The amount of required margin is determined by the exchange on which it is traded. Cash pledged for initial margin was $9 million and $6 million as of December 31, 2025 and 2024, respectively.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company offers life insurance products with indexed account options. The interest credited on the indexed accounts is a function of the underlying domestic and/or international equity index, subject to various caps, thresholds and participation rates.

The Company utilizes equity options to hedge the credit paid to the policyholder on the underlying index for its life insurance products with indexed account options. These equity options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums. These equity options are designated as a fair value hedge under statutory accounting principles with changes in fair value recorded in net realized capital gains (losses) less tax.

For the years ended December 31, 2025, 2024 and 2023, $2 million of option premium expense recorded in net investment income for equity options hedging indexed life insurance products was excluded from the assessment of hedge effectiveness. For all other hedging relationships, no component of the hedging instrument’s fair value was excluded from the assessment of hedge effectiveness.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company offers a rider on certain variable annuity contracts that guarantees net principal over specified periods, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.

The Company may utilize total return swaps and exchange-traded futures based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. Total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount. Cash is paid and received over the life of the contract based on the terms of the swap. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts. The Company also utilizes interest rate swaps to manage interest rate risk in the variable annuity products.

Foreign currency interest rate swap agreements are used to convert fixed or floating rate foreign-denominated assets to U.S. dollar fixed or floating rate assets. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed-upon exchange rate. There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates, and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments that are denominated in foreign currencies.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The average and ending fair value of derivatives not designated as hedging instruments during and as of the periods presented are as follows:

	December 31, 2025			December 31, 2024
	Asset	Liability	Average Asset (Liability)	Asset	Liability	Average Asset (Liability)
	(In Millions)
Equity options	$1
Equity futures	9		$8	$6		$6
Interest rate swaps	1	$15	(13)		$22	(20)
Total	$11	$15	$(5)	$6	$22	$(14)

The following table summarizes the impact from derivative instruments not designated as hedging instruments on surplus and results of operations:

	Year Ended December 31, 2025
	Surplus	Net Realized Capital Losses	Net Investment Income
	(In Millions)
Equity futures	$(3)	$(32)
Interest rate swaps	8	(8)	$(2)
Total	$5	$(40)	$(2)

	Year Ended December 31, 2024
	Surplus	Net Realized Capital Losses	Net Investment Income
	(In Millions)
Equity futures	$11	$(27)
Equity total return swaps			$(4)
Interest rate swaps	(4)	(11)	(3)
Total	$7	$(38)	$(7)

	Year Ended December 31, 2023
	Surplus	Net Realized Capital Losses	Net Investment Income
	(In Millions)
Equity futures	$(12)	$(18)
Equity total return swaps			$(4)
Interest rate swaps	34	(34)	(6)
Total	$22	$(52)	$(10)

DERIVATIVE CREDIT EXPOSURE

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. The Company manages its credit risk by dealing with creditworthy counterparties, establishing risk-control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate. In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned. The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and collateral received.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received. These master netting agreements include collateral arrangements with derivative counterparties, which require positions be marked to market and margined on a daily basis by the daily settlement of variation margin. The Company has minimal counterparty exposure to credit-related losses in the event of nonperformance by these counterparties.

The OTC agreements may include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies. If these financial strength ratings were to fall below a specified level, as defined within each counterparty master netting agreement, or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master netting agreement with payment due based on the net fair value of the underlying derivatives. As of December 31, 2025 and 2024, the Company’s financial strength ratings were above the specified level.

The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance for the years ended December 31, 2025, 2024 and 2023. The Company does not expect any counterparties to fail to meet their obligations given their investment-grade ratings.

6.       INCOME TAXES

The components of net deferred tax assets (DTAs) and deferred tax liabilities (DTLs) are as follows:

	December 31, 2025			December 31, 2024
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$106	$5	$111	$96	$5	$101
Nonadmitted DTAs	48	2	50	51	2	53
Net admitted DTAs	58	3	61	45	3	48
DTLs	11	3	14	9	3	12
Net admitted DTAs	$47	$—	$47	$36	$—	$36

	Change during 2025
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$10		$10
Nonadmitted DTAs	(3)		(3)
Net admitted DTAs	13	—	13
DTLs	2		2
Net admitted DTAs	$11	$—	$11

The admission calculation components of SSAP No. 101, Income Taxes, are as follows:

	December 31, 2025			December 31, 2024
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Millions)
Adjusted gross DTAs expected to be realized after application of the threshold limitation	$47		$47	$36		$36
Adjusted gross DTAs expected to be realized following the balance sheet date	47		47	36		36
Adjusted gross DTAs allowed per limitation threshold			86			85
Adjusted gross DTAs offset by gross DTLs	11	$3	14	9	$3	12
DTAs admitted as the result of application of SSAP No. 101	$58	$3	$61	$45	$3	$48

	Change during 2025
	Ordinary	Capital	Total
	(In Millions)
Adjusted gross DTAs expected to be realized after application of the threshold limitation	$11		$11
Adjusted gross DTAs expected to be realized following the balance sheet date	11		11
Adjusted gross DTAs allowed per limitation threshold			1
Adjusted gross DTAs offset by gross DTLs	2		2
DTAs admitted as the result of application of SSAP No. 101	$13	$—	$13

The ratio percentage and adjusted capital and surplus used to determine recovery period and threshold limitation are as follows:

	December 31,
	2025	2024
	($ In Millions)
Ratio percentage	736%	867%
Amount of adjusted capital and surplus	$575	$565

As of December 31, 2025 and 2024, there was no impact on adjusted gross and net admitted DTAs due to tax planning strategies. The Company's tax planning strategies did not include the use of reinsurance.

Federal income taxes are as follows:

	Years Ended December 31,			Change	Change
	2025	2024	2023	2025-2024	2024-2023
	(In Millions)
Federal income taxes	$12	$32	$16	$(20)	$16
Federal income taxes on net capital gains (losses)	(1)	(3)		2	(3)
Total	$11	$29	$16	$(18)	$13

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
DTAs:	2025	2024	Change
Ordinary:	(In Millions)
Policyholder reserves	$80	$73	$7
Deferred acquisition costs	23	20	3
Compensation and benefits accrual	1	1
Other	2	2
Total	106	96	10
Nonadmitted DTAs	48	51	(3)
Admitted ordinary DTAs	58	45	13

Capital:
Investments	5	5
Nonadmitted DTAs	2	2
Admitted capital DTAs	3	3	—
Admitted DTAs	61	48	13

DTLs:
Ordinary:
Investments	10	8	2
Other	1	1
Total	11	9	2

Capital:
Investments	3	3

DTLs	14	12	2

Net admitted DTAs	$47	$36	$11

The change in net deferred income taxes, exclusive of the nonadmitted assets, is as follows:

	December 31,
	2025	2024	Change
	(In Millions)
Total DTAs	$111	$101	$10
Total DTLs	14	12	2
Net DTAs	$97	$89	8
Excluding tax effect of unrealized gains (losses)
Change in net operating deferred income tax			$8

Federal income tax expense is different from that which would be incurred by applying the statutory Federal income tax rate of 21% to income before income taxes. The significant items causing these differences are as follows:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Provision computed at statutory rate	$5	$13	$2
Tax impact from derivative gains (losses) from surplus	1	1	5
Other	(3)	(3)	(3)
Total statutory income tax	$3	$11	$4

Federal income taxes incurred	$11	$29	$17
Change in net deferred income taxes	(8)	(18)	(13)
Total statutory income tax	$3	$11	$4

The Company had no adjustments of DTAs and DTLs for enacted changes in tax laws or a change in tax status. The Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

	Ordinary	Capital
(In Millions)
2025 estimated
2024
2023

The Company had no federal or foreign income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within 12 months from December 31, 2025.

PMHC and its subsidiaries file income tax returns in the U.S. Federal and various state jurisdictions. PMHC is under continuous audit by the Internal Revenue Service (IRS) and is audited periodically by some state taxing authorities. The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2022. The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals. The State of California is auditing the tax year ended December 31, 2009 and certain issues are under protest. The Company does not expect the current Federal and California audits to result in any material assessments.

The Inflation Reduction Act enacted on August 16, 2022 was effective January 1, 2023 and imposed a 15% Corporate Alternative Minimum Tax (CAMT) on corporations with three-year average adjusted financial statement income over $1.0 billion. The Company is part of the PMHC consolidated group which has determined that it is an applicable reporting entity for purposes of the CAMT beginning in 2024. CAMT has not been recognized in the Company's financial statements - statutory basis for the years ended December 31, 2025 and 2024 because the PMHC consolidated group's regular tax liability exceeded its CAMT liability.

In July 2025, the One Big Beautiful Bill Act (OBBB) was enacted into law. The legislation includes a broad range of tax reform provisions affecting businesses, including extensions and modifications to certain provisions of the Tax Cuts & Jobs Act, as well as expansions and accelerations of provisions under the Inflation Reduction Act. While most provisions are effective January 1, 2026, certain provisions are retroactive to an earlier date in 2025. The Company has evaluated the impact of OBBB and concluded that it does not have a material impact on the financial statements - statutory basis for the year ended December 31, 2025.

7.	BORROWED MONEY

The Company is a member of the Federal Home Loan Bank (FHLB) of San Francisco. Through its membership, the Company is eligible to receive advances from the FHLB based on a percentage of the Company’s net admitted assets provided it has sufficient available eligible collateral and is in compliance with the FHLB requirements and insurance laws and regulations. The Company has determined the estimated maximum borrowing capacity (after taking into account required collateralization levels) was $4 million as of December 31, 2025 and 2024. However, asset eligibility determination is subject to the FHLB's discretion and to the availability of qualifying assets at the Company. The Company had no collateral pledged to the FHLB. The Company had no borrowing from the FHLB as of December 31, 2025 and 2024.

The Company is required to purchase stock in FHLB of San Francisco each time it receives an advance. As of December 31, 2025, and 2024, the Company held $7 million and $5 million, respectively, of restricted membership Class B stock of FHLB of San Francisco, which is recorded in common stock. None of the membership stock is eligible for redemption.

8.	CAPITAL AND SURPLUS

DIVIDEND RESTRICTIONS

The payment of dividends by the Company to its parent is subject to restrictions set forth in the State of Arizona insurance laws. These laws require (i) notification to the AZ DIFI for the declaration and payment of any dividend and (ii) approval by the AZ DIFI for accumulated dividends within the preceding twelve months that exceed the lesser of 10% of statutory surplus as regards to policyholders as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on these restrictions and 2025 statutory results, the Company could pay up to $44 million in dividends in 2026 to Pacific Life without prior approval by the AZ DIFI. Within the dividend restrictions, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There are no other restrictions on unassigned surplus.

No dividends were paid during the years ended December 31, 2025, 2024, and 2023.

During the years ended December 31, 2025, 2024, and 2023, the Company received capital contributions in the form of bonds. from Pacific Life of zero, zero, and $49 million, respectively.

UNASSIGNED SURPLUS

The portion of unassigned surplus represented or reduced by cumulative net unrealized losses was $12 million and $18 million as of December 31, 2025 and 2024, respectively.

9.	RELATED PARTY TRANSACTIONS

Pacific Life provides general administrative and investment management services to the Company under an administrative services agreement. Product contract services relating to the Company's variable universal life insurance, other life insurance, variable annuities and investment management services are under a separate services agreement. Amounts charged by Pacific Life to the Company for these services were $40 million, $28 million and $34 million for the years ended December 31, 2025, 2024 and 2023, respectively, and are primarily included in operating expenses. Effective March 2024, the Company provides certain administrative and special services to Pacific Life under an administrative service agreement. Amounts charged by the Company to Pacific Life for these services were $6 million and $4 million for the years ended December 31, 2025 and 2024, respectively. The Company reported $34 million and $14 million due to Pacific Life as of December 31, 2025 and 2024, respectively. It is the Company’s policy to settle these amounts no later than 90 days after the due date. Allocated operating expenses are not necessarily indicative of the total cost that would be incurred if the Company operated on a stand-alone basis.

Pacific Life Fund Advisors LLC (PLFA) is a non-life insurance subsidiary owned 99% by Pacific Life and 1% by the Company. Distributions from PLFA to the Company included in net investment income for the years ended December 31, 2025, 2024 and 2023 were $5 million. In connection with the operations of PLFA, the Company and Pacific Life are obligated to contribute additional capital funding as may be required according to their respective membership percentages. There were no capital contributions to PLFA for the years ended December 31, 2025, 2024 and 2023.

Pacific Select Distributors, LLC (PSD), a wholly-owned broker-dealer subsidiary of Pacific Life, primarily serves as the distributor of registered investment-related products and services, principally variable life and annuity contracts issued by the Company and Pacific Life. In connection with PSD’s distribution of these variable life and annuity contracts to the Company and Pacific Life, the Company incurred commission expense of $34 million, $29 million and $27 million during the years ended December 31, 2025, 2024 and 2023, respectively. A service plan was adopted by the Pacific Select Fund whereby Pacific Select Fund pays PSD, as distributor of the funds, a service fee in connection with services rendered or procured to or for shareholders of the fund or their variable contract owners. These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. From these service fees, PSD reimbursed the Company $4 million included in commission expense, for the years ended December 31, 2025, 2024 and 2023. PSD also offers limited retail broker-dealer services that include selling variable annuities issued by the Company to customers advised by third party fiduciaries such as trust companies and registered investment advisers. With respect to these sales, PSD acts as the broker-dealer of record for the initial sale, but does not receive commissions.

The Company’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from the Company. Consequently, substantially all of the Company’s structured settlement annuities are sold to an affiliated assignment company. Included in the liability for aggregate reserves are insurance contracts with the affiliated assignment company with contract values of $2.0 billion as of December 31, 2025 and 2024. Related to these annuity contracts, the Company received $51 million, $20 million and $56 million of premium and annuity considerations and paid $128 million, $128 million and $124 million of current and future policy benefits for the years ended December 31, 2025, 2024 and 2023, respectively. In addition, included in the liability for deposit-type contracts are insurance contracts with the affiliated assignment company of $1.2 billion and $1.1 billion as of December 31, 2025 and 2024, respectively.

The Company has an agreement with Pacific Life to borrow up to $100 million at variable interest rates. There were no borrowings outstanding as of December 31, 2025 and 2024.

The Company also has an intercompany uncommitted revolving credit facility with affiliates to lend or borrow funds. Under the agreement, the Company can lend or borrow up to 3% of the Company's admitted assets to certain affiliates as of the preceding December 31. The aggregate total borrowing of all outstanding loans is limited to $3.0 billion including any outstanding loans under any other affiliate lending agreements. The Company had no amounts outstanding under the facility as of December 31, 2025 and 2024.

During the years ended December 31, 2025, 2024 and 2023, participants previously covered by a group annuity contract at Pacific Life were transferred to the Company. As a result, the Company recognized premium revenue and increases in reserves of $8 million, $51 million and $8 million, respectively.

10.	RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS

For policies with a substandard rating or flat extra, mean reserves are based on an appropriate multiple of or addition to the valuation mortality table.

As of December 31, 2025 and 2024, the Company had $99 million and $154 million, respectively, of insurance in force for which gross premiums were less than the net premiums according to the valuation standard set by the AZ DIFI.

For traditional policies, tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as described by the NAIC instructions. For non-traditional universal life type policies, the tabular interest and tabular cost are based on the actual interest credited to and monthly deductions from the policies. For some deferred annuity policies and some immediate payout policies, tabular interest was calculated using basic data.

The tabular interest on deposit funds not involving life contingencies has been determined from actual interest credited to deposits.

11.	ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT-TYPE CONTRACT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of individual annuities, group annuities and deposit-type contracts:

Individual Annuities:

	December 31, 2025
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$68		$68	1%
At book value less current surrender charge of 5% or more (1)	2,781		2,781	29%
At fair value		$3,491	3,491	36%
Total with market value adjustment or at fair value	2,849	3,491	6,340	66%
At book value without adjustment	1,096		1,096	11%
Not subject to discretionary withdrawal	2,203		2,203	23%
Total	$6,148	$3,491	$9,639	100%

Amount included at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date:	$774		$774

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

Group Annuities:

	December 31, 2025
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Not subject to discretionary withdrawal	$995		$995	100%
Total	$995		$995	100%

Deposit-type Contracts:

	December 31, 2025
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$8		$8	1%
At fair value		$1	1	0%
Total with market value adjustment or at fair value	8	1	9	1%
Not subject to discretionary withdrawal	1,212		1,212	99%
Total	$1,220	$1	$1,221	100%

Total Individual and Group Annuities and Deposit-type Contracts:

	December 31, 2025
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$76		$76	1%
At book value less current surrender charge of 5% or more (1)	2,781		2,781	23%
At fair value		$3,492	3,492	30%
Total with market value adjustment or at fair value	2,857	3,492	6,349	54%
At book value without adjustment	1,096		1,096	9%
Not subject to discretionary withdrawal	4,410		4,410	37%
Total	$8,363	$3,492	$11,855	100%

Total Individual and Group Annuities and Deposit-type Contracts:

	December 31, 2024
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$82		$82	1%
At book value less current surrender charge of 5% or more (1)	2,147		2,147	20%
At fair value		$3,221	3,221	31%
Total with market value adjustment or at fair value	2,229	3,221	5,450	52%
At book value without adjustment	1,250		1,250	12%
Not subject to discretionary withdrawal	3,789		3,789	36%
Total	$7,268	$3,221	$10,489	100%

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

The following information is obtained from the applicable exhibit in the Company's Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the AZ DIFI, and are provided to reconcile annuity reserves and deposit-type contract funds and other liabilities without life or disability contingencies to amounts reported in the Annual Statement:

	December 31,
	2025	2024
	(In Millions)
Annual Statement:
Annuities	$7,143	$6,111
Deposit-type contracts	1,220	1,157
Subtotal	8,363	7,268

Separate Accounts Annual Statement:
Annuities	3,491	3,220
Other contract deposit funds	1	2
Subtotal	3,492	3,222

Total	$11,855	$10,490

12.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of life actuarial reserves:

	December 31, 2025
	General Account			Separate Account - Nonguaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$1
Universal life with secondary guarantees	8	$8	$8
Indexed universal life with secondary guarantees	47	45	48
Other permanent cash value life insurance	6	6	6
Variable universal life	18	18	18	$86	$86	$86

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			5
Disability - disabled lives			4
Miscellaneous reserves
Total (direct + assumed)	80	77	89	86	86	86
Reinsurance ceded			5
Total (net)	$80	$77	$84	$86	$86	$86

	December 31, 2024
	General Account			Separate Account - Nonguaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$1
Universal life with secondary guarantees	8	$7	$8
Indexed universal life with secondary guarantees	45	44	45
Other permanent cash value life insurance	6	7	6
Variable universal life	17	17	17	$79	$79	$79

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			5
Disability - disabled lives			5
Miscellaneous reserves			1
Total (direct + assumed)	77	75	87	79	79	79
Reinsurance ceded			5
Total (net)	$77	$75	$82	$79	$79	$79

The table below describes the total withdrawal characteristics of life actuarial reserves for life and accident and health in the Company's Annual Statement and related Separate Accounts Annual Statement:

	December 31,
	2025	2024
	(In Millions)
Annual Statement:
Life insurance section	$84	$81

Separate Accounts Annual Statement:
Life insurance section	86	79
Total	$170	$160

13.	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations are as follows:

	December 31, 2025		December 31, 2024
	Gross	Net of Loading	Gross	Net of Loading
	(In Millions)
Ordinary renewal	$4	$4
Total	$4	$4	$—	$—

14.	SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities related to variable annuities and variable universal life. The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risk associated with market value changes are generally borne by the contract holders.

In accordance with the products recorded within the separate account, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The assets legally insulated and not legally insulated from the general account are attributed to the following products:

	December 31, 2025		December 31, 2024
	Legally Insulated	Not Legally Insulated	Legally Insulated	Not Legally Insulated
	(In Millions)
Variable annuities	$3,564		$3,285
Variable universal life	86		79
Total	$3,650		$3,364

In accordance with the products recorded within the separate account, some separate account liabilities are guaranteed by the general account. In accordance with guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. Asset adequacy testing includes variable universal life and variable annuities separate account.

The Company has no separate accounts with guarantees. The Company's separate accounts without guarantees consist of the variable annuities and variable universal life businesses where the assets of these accounts are carried at fair value.

To compensate the general account for the risk taken, the separate account paid risk charges for the years ended December 31, 2025, 2024, 2023, 2022, and 2021 of $21 million, $21 million, $21 million, $20 million, and $18 million, respectively.

For the years ended December 31, 2025, 2024, 2023, 2022, and 2021, the general account of the Company paid $0.2 million, $0.3 million, $1 million, $0.9 million, and zero, respectively, toward the separate account guarantees.

Information regarding the separate accounts of the Company is as follows:

	Years Ended December 31,
	2025	2024
	(In Millions)
Premiums, considerations or deposits	$354	$243

	December 31,
	2025	2024
	(In Millions)
Reserves for accounts with assets at fair value	$3,579	$3,301

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal at fair value	$3,578	$3,300
Not subject to discretionary withdrawal	1	1
Total	$3,579	$3,301

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Transfers as reported in the summary of operations - statutory basis of the Separate Accounts Annual Statement:
Transfers to separate accounts	$354	$243	$230
Transfers from separate accounts	480	386	335
Transfers as reported in current and future policy benefits in the accompanying statements of operations - statutory basis	$(126)	$(143)	$(105)

The Company does not engage in securities lending transactions or enter into repurchase or reverse repurchase agreements within the separate account.

15.	COMMITMENTS AND CONTINGENCIES

COMMITMENTS

As of December 31, 2025, the Company had $82 million of outstanding contractual obligations to acquire private placement securities for the general account. As of December 31, 2025, the Company had $128 million of outstanding mortgage loan commitments for the general account which were primarily advances available for construction loans.

As of December 31, 2025, the Company has no outstanding commitments for investments in SCA entities, joint ventures, partnerships or limited liability companies.

CONTINGENCIES - LITIGATION

In the ordinary course of business, the Company is a respondent in a number of legal proceedings. Although the Company is confident of its position and the likelihood of an unfavorable outcome is low, it remains possible that a judge or jury could rule against the Company. It is the opinion of management, that such an outcome would be unlikely to have a material adverse effect on the Company's financial statements - statutory basis. The Company believes adequate provision has been made in its financial statements - statutory basis for probable and reasonably estimable losses for litigation claims against the Company, if any.

Issues were identified in a market conduct exam that may be indicative of potential losses. The Company has accrued a loss contingency based on management’s best estimate and does not expect these issues to have a materially adverse effect on the Company’s financial statements - statutory basis.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the dividend received deduction (DRD). Later in 2007, the IRS issued Rev. Rul. 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project. In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action. Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete. With the enactment of tax reform legislation in December 2017, DRD computations have been modified effective January 1, 2018. Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future. However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company's financial statements - statutory basis.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, investments, lease agreements or other transactions that are triggered by breaches of representations, warranties or covenants provided by the Company, among other things. These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The Company is also subject to state and federal regulatory inquiries and examinations from time to time, which could result in fines or penalties. Because the amounts of these types of indemnifications and regulatory actions are often not explicitly stated, the overall maximum amount of the obligations under such indemnifications and regulatory actions cannot be reasonably stated. The Company has not historically made material payments for these types of indemnification and regulatory actions. However, the Company may record a contingent reserve for such matters. Management believes that Company liabilities related to such matters, if any, are not likely to have a material adverse effect on the Company's financial statements - statutory basis.

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payments of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2025 and 2024, the estimated liability was less than $1 million. As of December 31, 2025 and 2024, the related premium tax receivable was $3 million. These amounts represent management’s best estimate based on information received from the state in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. Future guaranty fund assessments are expected to be paid based on anticipated funding periods for each guaranty association obligation. Premium tax offsets are expected to be realized based on regulations set forth by various state taxing authorities.

See Note 1 for discussion of other contingencies related to reinsurance.

See Note 5 for discussion of other contingencies related to derivative instruments.

See Note 6 for discussion of other contingencies related to income taxes.

See Note 9 for discussion of other contingencies related to subsidiaries and affiliates.

Pacific Life & Annuity Company

S U P P L E M E N T A L   S C H E D U L E   O F   S E L E C T E D   F I N A N C I A L   D A T A

A S   O F   A N D   F O R   T H E   Y E A R   E N D E D   D E C E M B E R 3 1 , 2 0 2 5

(In Millions)

Investment Income Earned
U.S. Government bonds
Bonds exempt from U.S. tax
Other bonds (unaffiliated)	$393
Bonds of affiliates
Preferred stocks (unaffiliated)
Preferred stocks of affiliates
Common stocks (unaffiliated)	1
Common stocks of affiliates
Mortgage loans	42
Real estate
Contract loans	1
Cash, cash equivalents and short-term investments	7
Derivative instruments	(4)
Other invested assets	6
Aggregate write-ins for investment income	1
Gross Investment Income	$447

Real Estate Owned - Book Value less Encumbrances

Mortgage Loans - Book Value:
Farm mortgages
Residential mortgages
Commercial mortgages	$758
Mezzanine
Total Mortgage Loans	$758

Mortgage Loans By Standing - Book Value:
Good standing	$758
Good standing with restructured terms
Interest overdue more than 90 days, not in foreclosure
Foreclosure in process

Other Long-Term Assets - Statement Value	$27

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
Bonds
Preferred stocks
Common stocks

Bonds and Short-Term Investments by NAIC Designation and Maturity:
Bonds by Maturity - Statement Value:
Due within one year or less	$482
Over 1 year through 5 years	2,118
Over 5 years through 10 years	2,018
Over 10 years through 20 years	1,922
Over 20 years	1,486
Total by Maturity	$8,026

Bonds by NAIC Designation - Statement Value:
NAIC 1	$4,190
NAIC 2	3,772
NAIC 3	60
NAIC 4	1
NAIC 5	3
NAIC 6
Total by NAIC Designation	$8,026

Total Bonds Publicly Traded	$4,393
Total Bonds Privately Placed	$3,633
Preferred Stocks - Book/Adjusted Carrying Value
Common Stocks - Fair Value	$8
Short-term Investments - Book/Adjusted Carrying Value	$4
Options, Caps & Floors Owned - Statement Value	$3
Options, Caps & Floors Written and In Force - Statement Value
Collar, Swap & Forward Agreements Open - Statement Value	$(14)
Futures Contracts Open - Current Value	$9
Cash Equivalents	$52
Cash on Deposit	$18

Life Insurance In Force, Net of Reinsurance:
Industrial
Ordinary	$2,397
Credit Life
Group Life	$5,037

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$1

Life Insurance Policies with Disability Provisions In Force:
Industrial
Ordinary	$5
Credit Life
Group Life	$5,037

Supplementary Contracts In Force:
Ordinary
Not Involving Life Contingencies - Amount on Deposit
Not Involving Life Contingencies - Income Payable
Involving Life Contingencies - Income Payable
Group
Not Involving Life Contingencies - Amount on Deposit
Not Involving Life Contingencies - Income Payable
Involving Life Contingencies - Income Payable

Annuities:
Ordinary
Immediate - Amount of Income Payable	$149
Deferred - Fully Paid Account Balance	$3,882
Deferred - Not Fully Paid - Account Balance
Group
Amount of Income Payable	$91
Fully Paid Account Balance
Not Fully Paid - Account Balance

Accident and Health Insurance - Premiums In Force:
Other
Group	$34
Credit

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$1,219
Dividend Accumulations - Account Balance

Claim Payments 2025:
Group Accident and Health - Year Ended December 31, 2025
2025	$11
2024
2023
2022
2021
Prior

Other Accident and Health
2025
2024
2023
2022
2021
Prior

Other Coverages that Use Developmental Methods to Calculate Claim Reserves:
2025
2024
2023
2022
2021
Prior

Pacific Life & Annuity Company

S U P P L E M E N T A L   S U M M A R Y   I N V E S T M E N T   S C H E D U L E

D E C E M B E R 3 1 , 2 0 2 5

($ In Millions)

	Gross Investment Holdings *		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Issuer credit obligations:
U.S. government obligations	$6	0.07%	$6	0.07%
Non-U.S. sovereign jurisdiction securities	106	1.18%	106	1.18%
Municipal bonds - general obligations (direct & guaranteed)	43	0.48%	43	0.48%
Municipal bonds - special revenue	299	3.34%	299	3.34%
Project finance bonds issued by operating entities	253	2.82%	253	2.82%
Corporate bonds	5,303	59.21%	5,303	59.21%
Single entity backed obligations	50	0.56%	50	0.56%
Bond issued by funds representing operating entities	293	3.27%	293	3.27%
Bank loans - acquired	10	0.11%	10	0.11%
Other issuer credit obligations	10	0.11%	10	0.11%
Total issuer credit obligations	6,373	71.15%	6,373	71.15%

Asset-backed securities:
Financial asset-backed securities – self-liquidating	878	9.80%	878	9.80%
Financial asset-backed securities – not self-liquidating	181	2.02%	181	2.02%
Non-financial asset-backed securities	590	6.59%	590	6.59%
Total asset-backed securities	1,649	18.41%	1,649	18.41%

Common stocks:
Industrial and miscellaneous - other (unaffiliated)	8	0.09%	8	0.09%
Total common stocks	8	0.09%	8	0.09%

Mortgage loans:
Commercial mortgages	758	8.46%	758	8.46%
Total mortgage loans	758	8.46%	758	8.46%

Cash, cash equivalents and short-term investments:
Cash	18	0.20%	18	0.20%
Cash equivalents	52	0.59%	52	0.59%
Short-term investments	4	0.04%	4	0.04%
Total cash, cash equivalents and short-term investments	74	0.83%	74	0.83%

Contract loans	21	0.23%	21	0.23%
Derivatives	13	0.15%	13	0.15%
Receivables for securities **	7	0.08%	7	0.08%
Other invested assets	54	0.60%	54	0.60%
Total invested assets	$8,957	100.00%	$8,957	100.00%

* Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

** Included in Other invested assets in the Annual Statement.

Pacific Life & Annuity Company

S U P P L E M E N T A L   S C H E D U L E   O F   I N V E S T M E N T   R I S K   I N T E R R O G A T O R I E S

D E C E M B E R 3 1 , 2 0 2 5

1.	The Company's total admitted assets, excluding separate accounts, as reported in the statements of admitted assets, liabilities and capital and surplus (Total Admitted Assets) were $9.1 billion as of December 31, 2025.

2.	The 10 largest exposures to a single issuer/borrower/investment are as follows:

	(In Millions)	Percentage of Total Admitted Assets
RTX Corporation (Bonds)	$67	0.7%
Amgen Inc. (Bonds)	53	0.6%
AMAPS 2 LLC (Bonds)	50	0.5%
Oracle Corporation (Bonds)	45	0.5%
B9 Navigation Pool A-1 LLC (Bonds)	45	0.5%
AT&T Inc. (Bonds)	42	0.5%
Petershill Partners, Inc. (Bonds)	40	0.4%
Global Payments Inc. (Bonds)	40	0.4%
Bank of America Corporation (Bonds)	37	0.4%
AES Indiana (Bonds)	37	0.4%

3.	The amounts and percentages of Total Admitted Assets held in bonds and preferred stocks by NAIC designation are as follows:

	(In Millions)	Percentage of Total Admitted Assets		(In Millions)	Percentage of Total Admitted Assets
Bonds:			Preferred Stock:
NAIC 1	$4,190	46.0%	NAIC 1
NAIC 2	3,772	41.4%	NAIC 2
NAIC 3	60	0.7%	NAIC 3
NAIC 4	1	0.0%	NAIC 4
NAIC 5	3	0.0%	NAIC 5
NAIC 6			NAIC 6

4.	Assets held in foreign investments totaled $1.4 billion, which represents 15.1% of Total Admitted Assets.

5.	The aggregate foreign investment exposure categorized by NAIC sovereign designation is as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1	$1,163	12.8%
Countries designated NAIC 2	180	2.0%
Countries designated NAIC 3 or below	33	0.4%

6.	The largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation are as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1
Country: Cayman Islands	$301	3.3%
Country: United Kingdom	263	2.9%
Countries designated NAIC 2
Country: Mexico	74	0.8%
Country: Italy	43	0.5%
Countries designated NAIC 3 or below
Country: Brazil	13	0.1%
Country: Marshall Islands	7	0.1%

7-9.	There is no unhedged foreign currency exposure.

10.	The 10 largest non-sovereign (i.e., non-governmental) foreign issues are as follows:

NAIC Designation	Issuer	(In Millions)	Percentage of Total Admitted Assets
1.E FE/1.G FE/2.A FE	Banco Santander, S.A.	$36	0.4%
1.G FE/2.B FE	Standard Chartered PLC	35	0.4%
1.G FE/2.A FE	Lloyds Banking Group PLC	29	0.3%
2.B PL/2.C PL	Altera Infrastructure Voyageur Holdings Ltd.	26	0.3%
2.A FE	Deutsche Telekom International Finance B.V.	23	0.3%
2.A FE/2.B FE	ABN AMRO Bank N.V.	23	0.3%
2.A FE/2.C FE	Deutsche Bank AG - New York Branch	21	0.2%
1.C FE	CIFC Funding Ltd	21	0.2%
1.E PL	Bridgepoint Us Finance Limited	21	0.2%
2.B FE	Aker BP ASA	21	0.2%

11.	The amount and percentage of Total Admitted Assets held in Canadian investments totaled $241 million, which represent 2.6% of Total Admitted Assets.

12.	The aggregate amount and percentage of Total Admitted Assets held in investments with contractual sales restrictions are less than 2.5% of Total Admitted Assets.

13.	Assets held in equity interest are less than 2.5% of Total Admitted Assets.

14.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of Total Admitted Assets.

a.	The 10 largest fund managers are as follows:

	Total
Fund Manager	Invested	Diversified
	(In Millions)
Walkers Fiduciary Limited	$1	$1

15.	Assets held in general partnership interests are less than 2.5% of Total Admitted Assets.

16.	The amounts and percentages of Total Admitted Assets held in mortgage loans are as follows:

a.	The 10 largest aggregate mortgage interests sharing the same property or group of properties are as follows:

Type (Residential, Commercial, Agricultural)	(In Millions)	Percentage of Total Admitted Assets
Commercial loan	$33	0.4%
Commercial loan	28	0.3%
Commercial loan	25	0.3%
Commercial loan	25	0.3%
Commercial loan	24	0.3%
Commercial loan	21	0.2%
Commercial loan	20	0.2%
Commercial loan	20	0.2%
Commercial loan	20	0.2%
Commercial loan	20	0.2%

b.	The amounts and percentages of Total Admitted Assets held in the following categories of mortgage loans are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Construction loans	$96	1.1%

17.	The aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisals as of December 31, 2025 are as follows:

	(In Millions)	Percentage of Total Admitted Assets
Commercial:
Above 95%	$38	0.4%
91% to 95%
81% to 90%	19	0.2%
71% to 80%	52	0.6%
Below 70%	649	7.1%

18.	Assets held in real estate are less than 2.5% of Total Admitted Assets.

19.	Assets held in investments held in mezzanine real estate loans are less than 2.5% of Total Admitted Assets.

20.	The Company has no securities lending agreements, repurchase agreements, or reverse repurchase agreements.

21.	The amounts and percentages of Total Admitted Assets for warrants not attached to other financial instruments, options, caps, and floors are as follows:

	(In Millions)	Percentage of Total Admitted Assets
Owned:
Hedging	$3	0.0%

22.	The amounts and percentages of Total Admitted Assets of potential exposure for collars, swaps, and forwards are as follows:

		Percentage
	December 31,	of Total	As of Each Quarter End
	2025	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
	($ In Millions)
Hedging	$6	0.1%	$5	$5	$5

23.	The amounts and percentages of Total Admitted Assets of potential exposure for futures contracts are as follows:

		Percentage
	December 31,	of Total	As of Each Quarter End
	2025	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
	($ In Millions)
Hedging	$9	0.1%	$7	$11	$9

Pacific Life & Annuity Company

S U P P L E M E N T A L   S C H E D U L E   O F   R E I N S U R A N C E   D I S C L O S U R E S

D E C E M B E R 3 1 , 2 0 2 5

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, that includes a provision that limits the reinsurer's assumption of significant risks identified in Appendix A-791.

2.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption of risk.

3.	The Company does not have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses, or settlements to be made, less frequently than quarterly;

b.	Provisions that permit payments due from the reinsurer to not be made in cash within 90 days of the settlement date (unless there is no activity during the period); or

c.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

4.	The Company has not reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61.

5.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2025 and are accounted for the contract as reinsurance under NAIC SAP and as a deposit under U.S. GAAP.

6.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2025 and accounted for the contract as reinsurance under U.S. GAAP and as a deposit under NAIC SAP.